UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-4854

The Oberweis Funds

(Exact name of registrant as specified in charter)

3333 Warrenville Road, Suite 500, Lisle, IL 60532

(Address of principal executive offices)           (Zip code)

James W. Oberweis The Oberweis Funds 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Copy to: James A. Arpaia Vedder Price P.C. 222 North LaSalle Street, Suite 2600 Chicago, IL 60601

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 323-6166

Date of fiscal year end: December 31

Date of reporting period: December 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Annual Report to Stockholders Follows.

A VISION FOR FUTURE GROWTH

ANNUAL REPORT
DECEMBER 31, 2013

•	Oberweis Micro-Cap Fund
•	Oberweis Emerging Growth Fund
•	Oberweis Small-Cap Opportunities Fund
•	Oberweis China Opportunities Fund
•	Oberweis International Opportunities Fund
•	Oberweis Asia Opportunities Fund

1-800-245-7311

www.oberweisfunds.com

  PRESIDENT’S LETTER

Dear Fellow Oberweis Funds Shareholder:

I’m pleased to report an extraordinary year for the Oberweis Funds in 2013, as every Fund beat its respective benchmark index. Among the international funds, International Opportunities gained 55.01%, China Opportunities gained 59.56%, and Asia Opportunities gained 11.95%. This compares to 23.32% for the MSCI World ex-US Small Cap Growth Index, 31.35% for the MSCI Zhong Hua Small Cap Growth Index, and 4.12% for the MSCI Asia Pacific ex-Japan Small Cap Growth Index, each Fund’s respective benchmark. Among the domestic funds, Small-Cap Opportunities gained 48.87%, Micro-Cap gained 64.88%, and Emerging Growth gained 56.71%. In the same period, the Russell 2000 Growth Index gained 43.30% and the Russell Micro-Cap Growth Index gained 52.84%. We are also pleased to note that the China Opportunities and International Opportunities Funds both finished the year ranked #1 by Morningstar for all share classes in their respective fund categories over trailing 1-year and 3-year periods. Over the trailing 5-year period, China Opportunities ranked #1 and International Opportunities ranked #7 in the same Morningstar categories.

The United States and Japan topped the charts in terms of major country total equity returns, as measured in local currency. Gains in Europe were amplified by currency appreciation, while the opposite was true in Japan. While Japanese equities advanced more than 50% for the year, the yen declined by over 20% relative to the U.S. dollar, spurred by the anti-deflationary policies of Prime Minister Shinzo Abe. In China, the Third Plenum was held in November, broadly (and without much detail) calling for more open, market-driven policies. Notably, while the stock market in China generally underperformed most other regions, the Oberweis China Opportunities Fund bucked the trend by profiting from investments in high-growth companies in ecommerce, smartphones, healthcare and clean energy. Clearly, divergence of returns across geographies, sectors, and specific companies meant that stock picking played a more important role in 2013 than in recent years past.

After a multi-year period of below-average valuations for equities, stock prices around the world have rebounded back to more normal levels. Skepticism appears less pervasive, although the euphoria typical at market tops is also not yet present. Currently, the S&P 500 trades for a P/E of 17.1x (or slightly higher than its 50-year average of 16.4x). Likewise, investor risk aversion has dropped markedly, as evidenced by investors dumping bonds in favor of stocks and real estate during the second half of 2013. According to the ICI, from June through December 31, 2013, bond funds experienced $176 billion in outflows while equity funds had $90 billion in inflows. Interestingly, of that $90 billion in equity inflows, 89% went to funds that primarily invest in non-U.S. equities, implying that a fair amount of skepticism regarding the U.S. economy and the U.S. stock market remains.

With the stock market price/earnings ratio back to a normal range and a resurgence of investor confidence in the market, one might expect the economy to be booming. This does not appear to be the case, or at least not yet. Unemployment remains at 6.7% and we estimate GDP growth of only 3.0% for 2014. The economy is doing better, but booming would be a dramatic overstatement. Many of the same macroeconomic risks that plagued equities in the past linger. Geopolitical gamesmanship continues with our friends in Iran, North Korea and – to a lesser extent – Russia. Congress continues to procrastinate in dealing with the deficit, even though it finally reached a budget agreement late in the year. In many states, pension costs continue to weigh on weary taxpayers, with our own home state of Illinois ranking as the poster child of fiscal irresponsibility. Additionally, the end of the Fed’s quantitative easing program threatens to put further upward pressure on interest rates.

Still, fundamentals are only a piece of the full picture. In the near term, the spigot of investor money flows into equities is clearly on in full force and is possibly accelerating. During the period January 2007 to June 2013, bond mutual funds experienced inflows of $1.3 trillion. Though the trend reversed in the second half of 2013, only 14% of the massive bond fund inflows since 2007

  PRESIDENT’S LETTER (continued)

have fled bonds and only a portion of that has flowed back into equities, suggesting that the equity inflow trend isn’t over yet. Momentum is clearly on the side of the stock bulls, and such momentum alone has the potential to drive equities higher in 2014, irrespective of the fundamentals.

While stock valuations are more expensive than in recent years, money flows into equities may well support such valuations in the near-term, or even push them higher. If international equities continue to garner the lion’s share of mutual fund inflows, it would not surprise us to see international equities outperform U.S. stocks in 2014. Still, with valuations back to normal, the risk of unanticipated macroeconomic events disturbing the peace has risen markedly. It’s one thing to buy stocks when the economy is bad and “the end of the world” is expected. It’s quite another to jump in when investors anticipate smooth sailing and equities have been priced accordingly.

The average forward P/E ratio at the end of 2013 was 24.9 times for the Micro-Cap Fund (versus 16.3 last year), 25.3 times for the Emerging Growth Fund (versus 18.7), 20.1 times for the Small-Cap Opportunities Fund (versus 16.3), 19.0 times for the International Opportunities Fund (versus 10.9), 17.5 times for the China Opportunities Fund (versus 12.0), and 22.3 times for the Asia Opportunities Fund (versus 15.3). Remember, each of the Funds invests in companies with expected earnings growth rates substantially higher than that of the broader market. As of 12/31/13, the weighted average market capitalization was $533 million for Micro-Cap, $1.5 billion for Emerging Growth, $1.7 billion for Small-Cap Opportunities, $3.3 billion for International Opportunities, $4.6 billion for China Opportunities, and $6.0 billion for Asia Opportunities.

We appreciate your investment in The Oberweis Funds and invite you to visit our website at www.oberweisfunds.com. If you have any questions about your account, please contact shareholder services at (800) 245-7311. Thank you for investing with us in The Oberweis Funds.

Sincerely,

James W. Oberweis, CFA
President & Portfolio Manager

  PRESIDENT’S LETTER (continued)

We are pleased to report the following rankings, according to Morningstar, for the period ending December 31, 2013:

Oberweis International Opportunities Fund (OBIOX)

•	One Year — OBIOX ranked 1st out of 144 Foreign Small/Mid Cap Growth funds for all share classes.
•	Three Year — OBIOX ranked 1st out of 121 Foreign Small/Mid Cap Growth funds for all share classes.
•	Five Year — OBIOX ranked 7th out of 89 Foreign Small/Mid Cap Growth funds for all share classes.

Oberweis China Opportunities Fund (OBCHX)

•	One Year — OBCHX ranked 1st out of 96 China Region funds for all share classes.
•	Three Year — OBCHX ranked 1st out of 71 China Region funds for all share classes.
•	Five Year — OBCHX ranked 1st out of 56 China Region funds for all share classes.

The Morningstar ranking is the rank of a fund among its category peers, where rank is based on a comparison of a fund’s total return performance against its peers over the stated time period.

THE OBERWEIS FUNDS
MANAGEMENT DISCUSSION
ON FUND PERFORMANCE

Market Environment

Global equities returned 27.49% in 2013, as measured by the MSCI World Index. Broadly, small-company stocks outperformed large company stocks. In the United States, small-company stocks outperformed large company stocks by 570 basis points, as measured by the respective returns of the Russell 2000 (+38.83%) and Russell 1000 (+33.13%) indices. Small-cap growth stocks outperformed small-cap value stocks, with the Russell 2000 Growth Index outperforming the Russell 2000 Value Index by 877 basis points. The United States and Japan were among the strongest returning countries, and emerging markets generally underperformed developed markets. Stock selection, sector selection, and country selection played a greater role in 2013 as equity market returns were more divergent and less correlated.

Discussion of The Oberweis Funds

All of the Oberweis Funds significantly outperformed their benchmarks in 2013.

The International Opportunities Fund returned 55.01% versus 23.32% for the MSCI World ex-US Small Cap Growth Index. At the stock level, Kingsoft, Crooz, and Alcatel Lucent were among the top contributors to performance; NQ Mobile, Continental Gold, and CMIC Holdings were among the top detractors.

The China Opportunities Fund returned 59.56%. For comparison, the MSCI China Small-Cap Growth Index returned 24.26% and the MSCI Zhong Hua Small Cap Growth Index returned 31.35%. Vipshop Holdings, Kingsoft, and China Everbright International were among the top contributors; Chu Kong Petroleum, Honghua Group, and Luk Fook Holdings were among the top detractors.

The Oberweis Asia Opportunities Fund returned 11.95%. For comparison, the MSCI Asia ex-Japan Small Cap Growth Index returned 4.12%. Kingsoft, Bloomage Biotechnology, and Galaxy Entertainment were among the top contributors; Sino Thai Engineering, Honghua Group, and Chongkundang Holdings were among the top detractors.

The Oberweis Micro-Cap Fund returned 64.88%. Appreciation in the Fund’s healthcare and financial services holdings helped performance, while consumer discretionary was the greatest detractor to Fund performance. At the stock level, Medidata Solutions, BofI Holding, and NQ Mobile were among the top contributors to performance; Mistras Group, Francesca’s Holdings, and Guidance Software were among the top detractors.

The Emerging Growth Fund increased 56.71%. Appreciation in the Fund’s technology holdings helped performance. Medidata Solutions, Web.com Group, and 21Vianet Group were among the top contributors to performance; Francesca’s Holdings, Cirrus Logic, and Mistras Group were among the top detractors.

The Small-Cap Opportunities Fund increased 48.87%. Appreciation in the Fund’s producer durables holdings helped performance. At the stock level, NQ Mobile, Methode Electronics, and Medidata Solutions were among the top contributors to performance; Select Comfort, Biotelemetry, and Liquidity Services were among the top detractors.

The Russell 2000 Growth Index, which is the primary benchmark for the Small-Cap Opportunities and Emerging Growth Funds, returned 43.30%. The Russell Micro-Cap Growth Index, which is comparable to the Micro-Cap Fund, returned 52.84%.

THE OBERWEIS FUNDS
MANAGEMENT DISCUSSION
ON FUND PERFORMANCE (continued)

The portfolio turnover rates were 73% for the Micro-Cap Fund, 70% for the Emerging Growth Fund, 134% for the Small-Cap Opportunities Fund, 140% for the China Opportunities Fund, 241% for the Asia Opportunities Fund, and 176% for the International Opportunities Fund. The net expense ratios of the six Funds were 1.86% for Micro-Cap, 1.53% for Emerging Growth, 2.00% for Small-Cap Opportunities, 2.07% for China Opportunities, 2.49% for Asia Opportunities, and 1.60% for International Opportunities.

For current performance information please visit www.oberweisfunds.com.

THE OBERWEIS FUNDS
MANAGEMENT DISCUSSION
ON FUND PERFORMANCE (continued)

Oberweis Micro-Cap Fund
At December 31, 2013

Asset Allocation
Common Stocks	96.7%
Real Estate Investment Trust	1.1%
Other Assets in excess of Liabilities	2.2%
100.0%

Top Holdings
NQ Mobile, Inc. ADR	5.8%
Medidata Solutions, Inc.	4.4%
G-III Apparel Group Ltd.	4.3%
Gentium SpA	3.2%
Ring Energy, Inc.	2.6%
Callidus Software, Inc.	2.6%
United Insurance Hldgs. Corp.	2.5%
Barrett Business Services, Inc.	2.4%
Support.com, Inc.	2.3%
Ambarella, Inc.	2.2%
Other Holdings	67.7%
100.0%

Top Industries
Computer Services Software & Systems	14.3%
Semiconductors & Components	8.8%
Commercial Services	5.8%
Oil Crude Producer	5.8%
Computer Technology	5.5%
Pharmaceuticals	5.0%
Back Office Support	4.5%
Healthcare Services	4.4%
Textiles – Apparel & Shoes	4.3%
Oil Well Equipment & Services	4.2%
Other Industries	37.4%
100.0%

Oberweis Emerging Growth Fund
At December 31, 2013

Asset Allocation
Common Stocks	96.4%
Real Estate Investment Trust	0.6%
Commercial Paper	2.3%
Other Assets in excess of Liabilities	0.7%
100.0%

Top Holdings
NQ Mobile, Inc. ADR	4.4%
Methode Electronics, Inc.	4.0%
Medidata Solutions, Inc.	3.8%
21Vianet Group, Inc. ADR	3.7%
Gulfport Energy Corp.	3.4%
Envestnet, Inc.	2.9%
InvenSense, Inc.	2.8%
G-III Apparel Group Ltd.	2.7%
WageWorks, Inc.	2.5%
Multimedia Games Hldg. Co., Inc.	2.5%
Other Holdings	67.3%
100.0%

Top Industries
Computer Services Software & Systems	15.4%
Back Office Support	8.4%
Oil Crude Producer	8.3%
Electronics Components	6.8%
Computer Technology	6.6%
Commercial Services	6.1%
Textiles – Apparel & Shoes	6.0%
Healthcare Services	5.9%
Diversified Retail	3.1%
Semiconductors & Components	2.7%
Other Industries	30.7%
100.0%

TTHE OBERWEIS FUNDS
MANAGEMENT DISCUSSION
ON FUND PERFORMANCE (continued)

Oberweis Small-Cap Opportunities Fund
At December 31, 2013

Asset Allocation
Common Stocks	98.7%
Real Estate Investment Trust	1.1%
Other Assets in excess of Liabilities	0.2%
100.0%

Top Holdings
Methode Electronics, Inc.	4.4%
NQ Mobile, Inc. ADR	2.9%
Nu Skin Enterprises, Inc.	2.5%
Encore Capital Group, Inc.	2.4%
21Vianet Group, Inc. ADR	2.2%
Cyberonics, Inc.	2.1%
Cardtronics, Inc.	2.1%
Ubiquiti Networks, Inc.	2.0%
InvenSense, Inc.	1.9%
Astronics Corp.	1.8%
Other Holdings	75.7%
100.0%

Top Industries
Computer Services Software & Systems	9.0%
Medical & Dental Instruments & Supplies	6.7%
Electronics Components	6.4%
Back Office Support	6.1%
Specialty Retail	5.4%
Healthcare Services	4.9%
Financial Data & Systems	3.9%
Computer Technology	3.9%
Oil Crude Producer	3.7%
Medical Equipment	3.3%
Other Industries	46.7%
100.0%

Oberweis China Opportunities Fund
At December 31, 2013

Asset Allocation
Common Stocks	97.3%
Commercial Paper	3.6%
Other Liabilities in excess of Assets	(0.9)%
100.0%

Top Holdings
China Everbright International Ltd.	4.5%
NQ Mobile, Inc. ADR	4.1%
Galaxy Entertainment Group Ltd.	4.1%
Vipshop Hldgs. Ltd. ADR	3.3%
China State Construction International Hldgs. Ltd.	3.1%
Qihoo 360 Technology Co. Ltd. ADR	3.0%
Kingsoft Corp. Ltd.	2.9%
Great Wall Motor Co. Ltd.	2.6%
China Modern Dairy Hldgs. Ltd.	2.6%
SouFun Hldgs. Ltd. ADR	2.5%
Other Holdings	67.3%
100.0%

Top Industries
Internet Software & Services	13.7%
Hotels Restaurants & Leisure	7.8%
Software	7.4%
Construction & Engineering	7.2%
Food Products	6.7%
Household Durables	5.5%
Energy Equipment & Services	4.7%
Commercial Service & Supply	4.5%
Internet & Catalog Retail	3.9%
Electrical Equipment	3.4%
Other Industries	35.2%
100.0%

THE OBERWEIS FUNDS
MANAGEMENT DISCUSSION
ON FUND PERFORMANCE (continued)

Oberweis International Opportunities Fund
At December 31, 2013

Asset Allocation
Common Stocks	92.6%
Commercial Paper	4.6%
Other Assets in excess of Liabilities	2.8%
100.0%

Top Holdings
Seiko Epson Corp.	3.1%
Alcatel-Lucent	3.1%
Linamar Corp.	2.6%
Sihuan Pharmaceutical Hldgs. Group Ltd.	2.5%
Pandora A/S	2.4%
Blinkx PLC	2.2%
Badger Daylighting Ltd.	2.1%
China Gas Hldgs. Ltd.	2.1%
Minebea Co. Ltd.	2.0%
Monitise PLC	2.0%
Other Holdings	75.9%
100.0%

Top Industries
Auto Components	6.8%
Software	4.8%
Communications Equipment	4.6%
Oil, Gas & Consumable Fuels	4.5%
Machinery	4.3%
Energy Equipment & Services	3.8%
Internet Software & Services	3.6%
Media	3.6%
Commercial Service & Supply	3.3%
Computers & Peripherals	3.1%
Other Industries	57.6%
100.0%

Oberweis Asia Opportunities Fund
At December 31, 2013

Asset Allocation
Common Stocks	97.1%
Other Assets in excess of Liabilities	2.9%
100.0%

Top Holdings
NQ Mobile, Inc. ADR	4.6%
Galaxy Entertainment Group Ltd.	3.7%
Ezion Hldgs. Ltd.	3.5%
Kingsoft Corp. Ltd.	3.5%
China Modern Dairy Hldgs. Ltd.	3.1%
China State Construction International Hldgs. Ltd.	3.0%
Canadian Solar, Inc.	3.0%
Bloomage Biotechnology Corp.	2.9%
Hilong Hldg. Ltd.	2.8%
China Oilfield Services Ltd.	2.6%
Other Holdings	67.3%
100.0%

Top Industries
Energy Equipment & Services	10.4%
Software	9.3%
Food Products	8.3%
Internet Software & Services	7.5%
Construction & Engineering	6.5%
Hotels Restaurants & Leisure	5.6%
Household Durables	4.4%
Automobiles	4.0%
Construction Materials	3.8%
Capital Markets	3.4%
Other Industries	36.8%
100.0%

THE OBERWEIS FUNDS
MANAGEMENT DISCUSSION
ON FUND PERFORMANCE (continued)

Average Annual Total Returns(1)
Periods ended 12/31/13

	One Year	Five Years	Ten Years	Since Inception 1/1/96	Expense Ratio(2)
OBMCX	+64.88%	+23.60%	+5.75%	+10.29%	1.86%
Russell 2000 Growth	+43.30%	+22.58%	+9.41%	+6.79%
Russell Microcap Growth	+52.84%	+23.78%	+6.74%	N/A (3)

Growth of a $10,000 Investment
from January 1, 1996 to December 31, 2013

(1)	Performance data represents past performance, which is no guarantee of future results. Current performance may be higher or lower than the performance shown. You can obtain performance data current to the most recent month by visiting www.oberweisfunds.com. Returns are historical and include changes in share price and reinvestment of dividends and capital gains. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The Oberweis Funds invest in rapidly growing smaller and medium sized companies, which may offer greater return potential. However, these investments often involve greater risks and volatility. There is no guarantee that the portfolios can achieve their objectives.

The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted earnings growth rates. The Russell 2000 Index measures the performance of 2000 companies with small-market capitalizations. The Russell indices are unmanaged and are not available for investment. The Russell Microcap Growth Index measures the performance of those Russell microcap companies with higher price-to-book ratios and higher forecasted growth values. The Russell Microcap Growth Index is represented by the smallest 1,000 securities in the small cap Russell 2000 Index plus the next 1,000 securities.

(2)	Expense ratio is the total annual net fund operating expense ratio as of 12/31/13. The expense ratio gross of any fee waivers or expense reimbursement was 1.87%.
(3)	The Russell Microcap Growth Index began on July 3, 2000, and the line graph for the Index begins at the same value as the Fund on that date.

THE OBERWEIS FUNDS
MANAGEMENT DISCUSSION
ON FUND PERFORMANCE (continued)

Average Annual Total Returns(1)
Periods ended 12/31/13

	One Year	Five Years	Ten Years	Since Inception 1/7/87	Expense Ratio(2)
OBEGX	+56.71%	+23.60%	+4.26%	+9.34%	1.53%
Russell 2000 Growth	+43.30%	+22.58%	+9.41%	+8.12%
Russell 2000	+38.82%	+20.08%	+9.07%	+9.67%

Growth of a $10,000 Investment
from January 7, 1987 to December 31, 2013

(1)	Performance data represents past performance, which is no guarantee of future results. Current performance may be higher or lower than the performance shown. You can obtain performance data current to the most recent month by visiting www.oberweisfunds.com. Returns are historical and include changes in share price and reinvestment of dividends and capital gains. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The Oberweis Funds invest in rapidly growing smaller and medium sized companies, which may offer greater return potential. However, these investments often involve greater risks and volatility. There is no guarantee that the portfolios can achieve their objectives.

The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted earnings growth rates. The Russell 2000 Index measures the performance of 2000 companies with small-market capitalizations. The Russell indices are unmanaged and are not available for investment. A sales load of 4% was charged on the Oberweis Emerging Growth Fund until 12/31/91 and is not reflected in the total return figures or graph above.

(2)	Expense ratio is the total annual net fund operating expense ratio as of 12/31/13. The expense ratio gross of any fee waivers or expense reimbursement was 1.53%.

THE OBERWEIS FUNDS
MANAGEMENT DISCUSSION
ON FUND PERFORMANCE (continued)

Average Annual Total Returns(1)
Periods ended 12/31/13

	One Year	Five Years	Ten Years	Since Inception 9/15/96	Expense Ratio(2)
OBSOX	+48.87%	+26.46%	+6.86%	+6.89%	2.00%
Russell 2000 Growth	+43.30%	+22.58%	+9.41%	+6.60%
Russell 2000	+38.82%	+20.08%	+9.07%	+8.79%

Growth of a $10,000 Investment
from September 15, 1996 to December 31, 2013

(1)	Performance data represents past performance, which is no guarantee of future results. Current performance may be higher or lower than the performance shown. You can obtain performance data current to the most recent month by visiting www.oberweisfunds.com. Returns are historical and include changes in share price and reinvestment of dividends and capital gains. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The Oberweis Funds invest in rapidly growing smaller and medium sized companies, which may offer greater return potential. However, these investments often involve greater risks and volatility. There is no guarantee that the portfolios can achieve their objectives.

The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted earnings growth rates. The Russell 2000 Index measures the performance of 2000 companies with small-market capitalizations. The Russell indices are unmanaged and are not available for investment.

(2)	Expense ratio is the total annual net fund operating expense ratio as of 12/31/13. The expense ratio gross of any fee waivers or expense reimbursement was 2.39%.

THE OBERWEIS FUNDS
MANAGEMENT DISCUSSION
ON FUND PERFORMANCE (continued)

Average Annual Total Returns(1)
Periods ended 12/31/13

	One Year	Five Years	Since Inception 10/1/05	Expense Ratio(2)
OBCHX	+59.56%	+27.72%	+17.44%	2.07%
MSCI China Small Cap Growth	+24.26%	+19.95%	+16.29%
MSCI Zhong Hua Small Cap Growth	+31.35%	+23.93%	N/A (3)

Growth of a $10,000 Investment
from October 1, 2005 to December 31, 2013

(1)	Performance data represents past performance, which is no guarantee of future results. Returns are historical and include changes in share price and reinvestment of dividends and capital gains. Current performance may be higher or lower than the performance shown. You can obtain performance data current to the most recent month by visiting www.oberweisfunds.com. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Oberweis Funds invest in rapidly growing smaller and medium sized companies, which may offer greater return potential. However, these investments often involve greater risks and volatility. Foreign and emerging market investing involves special risks such as currency fluctuation and less public disclosure, as well as economic and political risk. There is no guarantee that the portfolios can achieve their objectives.

The MSCI China Small Cap Growth Index is a free float adjusted market capitalization index that is designed to measure the small cap growth equity market performance in China excluding A share classes, with minimum dividends reinvested net of withholding tax.

The MSCI Zhong Hua Small Cap Growth Index is a free float-adjusted, market capitalization weighted index that is designed to measure the performance of small cap stocks in the developed markets and emerging markets of China and Hong Kong excluding China A shares, with minimum dividends reinvested net of withholding tax.

(2)	Expense ratio is the total annual net fund operating expense ratio as of 12/31/13. The expense ratio gross of any fee waivers or expense reimbursement was 2.07%.
(3)	The MSCI Zhong Hua Small Cap Growth Index began on May 31, 2007, and the line graph for the Index begins at the same value as the Fund on that date.

THE OBERWEIS FUNDS
MANAGEMENT DISCUSSION
ON FUND PERFORMANCE (continued)

Average Annual Total Returns(1)
Periods ended 12/31/13

	One Year	Five Years	Since Inception 2/1/07	Expense Ratio(2)
OBIOX	+55.01%	+29.91%	+11.03%	1.60%
MSCI World ex-U.S. Small Cap Growth	+23.32%	+18.35%	+2.75%

Growth of a $10,000 Investment
from February 1, 2007 to December 31, 2013

(1)	Performance data represents past performance, which is no guarantee of future results. Returns are historical and include changes in share price and reinvestment of dividends and capital gains. Current performance may be higher or lower than the performance shown. You can obtain performance data current to the most recent month by visiting www.oberweisfunds.com. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Oberweis Funds invest in rapidly growing smaller and medium sized companies, which may offer greater return potential. However, these investments often involve greater risks and volatility. Foreign and emerging market investing involves special risks such as currency fluctuation and less public disclosure, as well as economic and political risk. There is no guarantee that the portfolios can achieve their objectives.

The MSCI World ex-US Small Cap Growth Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of small cap growth developed and emerging markets excluding the U.S., with minimum dividends reinvested net of withholding tax.

(2)	Expense ratio is the total annual net fund operating expense ratio as of 12/31/13. The expense ratio gross of any fee waivers or expense reimbursement was 2.20%.

THE OBERWEIS FUNDS
MANAGEMENT DISCUSSION
ON FUND PERFORMANCE (continued)

Average Annual Total Returns(1)
Periods ended 12/31/13

	One Year	Five Years	Since Inception 2/1/08	Expense Ratio(2)
OBAOX	+11.95%	+18.22%	-0.12%	2.49%
MSCI AC Asia Pacific ex-Japan Small Cap Growth	+4.12%	+19.00%	+1.27%

Growth of a $10,000 Investment
from February 1, 2008 to December 31, 2013

(1)	Performance data represents past performance, which is no guarantee of future results. Returns are historical and include changes in share price and reinvestment of dividends and capital gains. Current performance may be higher or lower than the performance shown. You can obtain performance data current to the most recent month by visiting www.oberweisfunds.com. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The Oberweis Funds invest in rapidly growing smaller and medium sized companies, which may offer greater return potential. However, these investments often involve greater risks and volatility. Foreign and emerging market investing involves special risks such as currency fluctuation and less public disclosure, as well as economic and political risk. There is no guarantee that the portfolios can achieve their objectives.

The MSCI AC Asia Pacific ex-Japan Small Cap Growth Index is a free float adjusted market capitalization index that is designed to measure the equity market performance of small cap growth developed and emerging markets in the Pacific region excluding Japan, with minimum dividends reinvested net of withholding tax.

(2)	Expense ratio is the total annual net fund operating expense ratio as of 12/31/13. The expense ratio gross of any fee waivers or expense reimbursement was 5.35%.

OBERWEIS MICRO-CAP FUND
Schedule of Investments
December 31, 2013

	Shares	Value
Equities – 96.7%
Auto Parts – 1.5%
Gentherm, Inc.*	21,100	$565,691
Back Office Support – 4.5%
Barrett Business Services, Inc.	9,300	862,482
On Assignment, Inc.*	21,900	764,748
		1,627,230
Banks – Diversified – 2.8%
Bryn Mawr Bank Corp.	12,300	371,214
Eagle Bancorp, Inc.*	7,580	232,175
The Bancorp, Inc.*	22,500	402,975
		1,006,364
Banks-Savings/Thrifts & Mortgage Lending – 1.7%
BOFI Hldg., Inc.*	5,776	453,012
United Financial Bancorp, Inc.	8,800	166,232
		619,244
Biotechnology – 3.2%
Ligand Pharmaceuticals, Inc.*	12,600	662,760
Sucampo Pharmaceuticals, Inc.*	53,000	498,200
		1,160,960
Building Materials – 1.3%
PGT, Inc.*	46,100	466,532
Commercial Services – 5.8%
NQ Mobile, Inc. ADR*	141,500	2,080,050
Communications – 1.0%
Procera Networks, Inc.*	13,400	201,268
Westell Technologies, Inc.*	42,700	172,935
		374,203
Computer Services Software & Systems – 14.3%
Attunity Ltd.*	55,700	577,052
Callidus Software, Inc.*	67,400	925,402
Datawatch Corp.*	17,400	591,774
eGain Communications Corp.*	74,400	761,856

See accompanying notes to the financial statements.

OBERWEIS MICRO-CAP FUND
Schedule of Investments (continued)
December 31, 2013

	Shares	Value
Perficient, Inc.*	12,200	$285,724
SciQuest, Inc.*	8,300	236,384
Support.com, Inc.*	216,300	819,777
Tangoe, Inc.*	16,700	300,767
Web.com Group, Inc.*	19,700	626,263
		5,124,999
Computer Technology – 5.5%
21Vianet Group, Inc. ADR*	31,100	731,472
Immersion Corp.*	35,800	371,604
Performance Technologies, Inc.*	49,741	186,031
Silicom Ltd.	13,900	635,508
Streamline Health Solutions, Inc.*	8,700	60,726
		1,985,341
Consumer Lending – 2.1%
Consumer Portfolio Services, Inc.*	79,200	743,688
Consumer Services – Misc. – 2.2%
Stamps.com, Inc.*	18,600	783,060
Education Services – 1.2%
HealthStream, Inc.*	13,500	440,451
Electrical Scientific Instruments – 0.9%
TASER International, Inc.*	21,000	333,480
Electronics Components – 0.3%
Innovative Solutions & Support, Inc.*	14,800	107,892
Engineering & Contracting Services – 1.2%
Furmanite Corp.*	41,400	439,668
Entertainment – 1.2%
Rentrak Corp.*	10,800	409,212
Healthcare Services – 4.4%
Medidata Solutions, Inc.*	26,100	1,579,102
Homebuilding – 0.4%
Comstock Hldg. Cos., Inc.*	70,500	141,000

See accompanying notes to the financial statements.

OBERWEIS MICRO-CAP FUND
Schedule of Investments (continued)
December 31, 2013

	Shares	Value
Insurance – Multi-Line – 1.7%
eHealth, Inc.*	13,200	$613,668
Insurance – Property-Casualty – 4.2%
Federated National Hldg. Co.	42,000	616,056
United Insurance Hldgs. Corp.	62,900	885,632
		1,501,688
Medical & Dental Instruments & Supplies – 3.7%
Endologix, Inc.*	30,800	537,152
MGC Diagnostics Corp.*	43,101	545,659
Vascular Solutions, Inc.*	9,800	226,870
		1,309,681
Oil Crude Producer – 5.8%
Callon Petroleum Co.*	53,000	346,090
Evolution Petroleum Corp.	41,600	513,344
Ring Energy, Inc.*	76,000	927,200
Triangle Petroleum Corp.*	33,000	274,560
		2,061,194
Oil Well Equipment & Services – 4.2%
Flotek Industries, Inc.*	22,100	443,547
Matrix Service Co.*	15,400	376,222
Mitcham Industries, Inc.*	9,300	164,703
RigNet, Inc.*	11,100	532,023
		1,516,495
Pharmaceuticals – 5.0%
Gentium S.p.A.*	20,000	1,142,000
IGI Laboratories, Inc.*	62,600	190,930
Lannett Co., Inc.*	14,200	470,020
		1,802,950
Pollution Control – 0.8%
ADA-ES, Inc.*	5,100	276,573
Producer Durables – Misc. – 0.2%
MFRI, Inc.*	5,800	83,230

See accompanying notes to the financial statements.

OBERWEIS MICRO-CAP FUND
Schedule of Investments (continued)
December 31, 2013

	Shares	Value
Semiconductors & Components – 8.8%
Ambarella, Inc.*	23,300	$789,637
MaxLinear, Inc.*	32,600	340,018
Montage Technology Group Ltd.*	25,000	407,750
Pixelworks, Inc.*	148,000	713,360
QuickLogic Corp.*	150,000	592,500
Silicon Image, Inc.*	48,000	295,200
		3,138,465
Telecommunications Equipment – 1.4%
CalAmp Corp.*	17,900	500,663
Textiles – Apparel & Shoes – 4.3%
G-III Apparel Group Ltd.*	21,000	1,553,076
Truckers – 0.8%
Roadrunner Transportation Systems, Inc.*	10,900	293,755
Utilities – Telecommunications – 0.3%
inContact, Inc.*	13,500	105,435
Total Equities
(Cost: $22,265,217)		$34,745,040
Real Estate Investment Trust – 1.1%
PennyMac Mortgage Investment Trust	17,000	390,320
Total Real Estate Investment Trust
(Cost: $338,254)		$390,320

See accompanying notes to the financial statements.

OBERWEIS MICRO-CAP FUND
Schedule of Investments (continued)
December 31, 2013

	Shares	Value
Total Investments – 97.8%
(Cost: $22,603,471)		$35,135,360
Other Assets Less Liabilities – 2.2%		789,642
Net Assets – 100%		$35,925,002

Cost of investments is $22,619,362 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$12,934,114
Gross unrealized depreciation	(418,116)
Net unrealized appreciation	$12,515,998
*	Non-income producing security during the year ended December 31, 2013

ADR — American depositary receipt

See accompanying notes to the financial statements.

OBERWEIS EMERGING GROWTH FUND
Schedule of Investments
December 31, 2013

	Shares	Value
Equities – 96.4%
Asset Management & Custodian – 0.3%
Financial Engines, Inc.	3,100	$215,388
Auto Parts – 1.7%
Gentherm, Inc.*	43,100	1,155,511
Back Office Support – 8.4%
MAXIMUS, Inc.	16,800	739,032
On Assignment, Inc.*	37,482	1,308,871
RPX Corp.*	54,300	917,670
The Advisory Board Co.*	18,600	1,184,262
WageWorks, Inc.*	30,200	1,795,088
		5,944,923
Banks – Diversified – 1.0%
The Bancorp, Inc.*	39,300	703,863
Biotechnology – 2.7%
Ligand Pharmaceuticals, Inc.*	27,000	1,420,200
Momenta Pharmaceuticals, Inc.*	27,600	487,968
		1,908,168
Casinos & Gambling – 2.5%
Multimedia Games Hldg. Co., Inc.*	55,862	1,751,832
Commercial Services – 6.1%
500.com Ltd. ADR*	32,800	1,160,136
NQ Mobile, Inc. ADR*	211,900	3,114,930
		4,275,066
Communications – 0.5%
Procera Networks, Inc.*	23,000	345,460
Computer Services Software & Systems – 15.4%
AVG Technologies N.V.*	49,200	846,732
DealerTrack Hldgs., Inc.*	25,000	1,202,000
eGain Corp.*	60,200	616,448
Envestnet, Inc.*	50,700	2,043,210
Fleetmatics Group PLC*	20,300	877,975

See accompanying notes to the financial statements.

OBERWEIS EMERGING GROWTH FUND
Schedule of Investments (continued)
December 31, 2013

	Shares	Value
Infoblox, Inc.*	14,100	$465,582
Interactive Intelligence, Inc.*	23,700	1,596,432
SciQuest, Inc.*	15,600	444,288
Silver Springs Networks, Inc.*	16,000	336,000
Support.com, Inc.*	31,000	117,490
Synchronoss Technologies, Inc.*	12,600	391,482
Tangoe, Inc.*	35,100	632,151
Web.com Group, Inc.*	40,700	1,293,853
		10,863,643
Computer Technology – 6.6%
21Vianet Group, Inc. ADR*	111,500	2,622,480
Stratasys, Inc.*	7,800	1,050,660
Synaptics, Inc.*	19,100	989,571
		4,662,711
Consumer Services – Misc. – 2.0%
51job, Inc. ADR*	7,800	607,620
Stamps.com, Inc.*	18,200	766,220
		1,373,840
Diversified Metals & Minerals – 0.5%
U.S. Silica Hldgs., Inc.	10,700	364,977
Diversified Retail – 3.1%
Overstock.com, Inc.*	31,100	957,569
Vipshop Hldgs. Ltd.*	14,900	1,246,832
		2,204,401
Education Services – 2.2%
Grand Canyon Education, Inc.*	27,500	1,199,000
HealthStream, Inc.*	10,300	336,048
		1,535,048
Electronics – 1.3%
IPG Photonics Corp.*	11,700	908,037
Electronics Components – 6.8%
InvenSense, Inc.*	94,100	1,955,398
Methode Electronics, Inc.	83,500	2,854,865
		4,810,263

See accompanying notes to the financial statements.

OBERWEIS EMERGING GROWTH FUND
Schedule of Investments (continued)
December 31, 2013

	Shares	Value
Energy Equipment – 1.0%
SunPower Corp.*	23,300	$694,573
Healthcare Services – 5.9%
Acadia Healthcare Co., Inc.*	12,800	605,824
Medidata Solutions, Inc.*	44,400	2,686,289
Omnicell, Inc.*	34,300	875,679
		4,167,792
Homebuilding – 1.0%
Taylor Morrison Home Corp.*	30,200	677,990
Insurance – Multi-Line – 1.3%
eHealth, Inc.*	20,000	929,800
Medical & Dental Instruments & Supplies – 0.8%
Endologix, Inc.*	34,100	594,704
Medical Equipment – 1.4%
Cyberonics, Inc.*	15,100	987,872
Oil Crude Producer – 8.3%
Bonanza Creek Energy, Inc*.	32,200	1,399,734
Diamondback Energy, Inc.*	15,400	814,383
EPL Oil & Gas, Inc.*	30,700	874,950
Gulfport Energy Corp.*	38,500	2,430,505
Northern Oil & Gas, Inc.*	19,900	299,893
		5,819,465
Pharmaceuticals – 1.7%
Lannett Co., Inc.*	35,900	1,188,290
Recreational Vehicles & Boats – 0.6%
Winnebago Industries, Inc.*	16,600	455,670

See accompanying notes to the financial statements.

OBERWEIS EMERGING GROWTH FUND
Schedule of Investments (continued)
December 31, 2013

	Shares	Value
Securities Brokerage & Services – 0.5%
FXCM, Inc.	20,800	$371,072
Semiconductors & Components – 2.7%
Ambarella, Inc.*	39,600	1,342,044
Diodes, Inc.*	24,200	570,152
		1,912,196
Specialty Retail – 0.6%
Zumiez, Inc.*	16,600	431,600
Telecommunications Equipment – 0.7%
CalAmp Corp.*	17,900	500,663
Textiles – Apparel & Shoes – 6.0%
Apparel Hldg. Corp.*	49,800	1,527,366
G-III Apparel Group Ltd.*	25,400	1,878,482
Steven Madden Ltd.*	21,750	795,833
		4,201,681
Truckers – 1.3%
Roadrunner Transportation Systems, Inc.*	33,800	910,910
Utilities – Telecommunications – 1.5%
8x8, Inc.*	102,500	1,040,375
Total Equities
(Cost: $44,240,523)		$67,907,784
Real Estate Investment Trust – 0.6%
PennyMac Mortgage Investment Trust	19,900	456,904
Total Real Estate Investment Trust
(Cost: $443,676)		$456,904

See accompanying notes to the financial statements.

OBERWEIS EMERGING GROWTH FUND
Schedule of Investments (continued)
December 31, 2013

	Face Amount	Value
Commercial Paper – 2.3%
Prudential Financial 0.25% due 1/03/2014	1,600,000	$1,600,000
Total Commercial Paper
(Cost: $1,600,000)		$1,600,000
Total Investments – 99.3%
(Cost: $46,284,199)		$69,964,688
Other Assets Less Liabilities – 0.7%		527,957
Net Assets – 100%		$70,492,645

Cost of investments is $46,491,885 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$24,644,928
Gross unrealized depreciation	(1,172,125)
Net unrealized appreciation	$23,472,803
*	Non-income producing security during the year ended December 31, 2013

ADR — American depositary receipt

See accompanying notes to the financial statements.

OBERWEIS SMALL-CAP OPPORTUNITIES FUND
Schedule of Investments
December 31, 2013

	Shares	Value
Equities – 98.7%
Aerospace – 3.1%
Astronics Corp.*	3,360	$171,360
HEICO Corp.	2,000	115,900
		287,260
Air Transporation – 1.0%
Spirit Airlines, Inc.*	2,100	95,361
Auto Parts – 3.0%
Federal-Mogul Corp.*	3,300	64,944
Gentex Corp.*	3,400	112,132
Tower International, Inc.*	4,900	104,860
		281,936
Back Office Support – 6.1%
Barrett Business Services, Inc.	1,100	102,014
Huron Consulting Group, Inc.*	2,000	125,340
Korn/Ferry International*	5,100	133,212
On Assignment, Inc.*	3,300	115,236
WageWorks, Inc.*	1,600	95,104
		570,906
Banks – Diversified – 2.1%
PrivateBancorp, Inc.	3,700	107,041
Wintrust Financial Corp.*	1,900	87,628
		194,669
Banks – Savings/Thrifts & Mortgage Lending – 0.8%
BOFI Hldg., Inc.*	1,000	78,430
Biotechnology – 1.6%
Albany Molecular Research, Inc.*	5,700	57,456
Ligand Pharmaceuticals, Inc.*	1,800	94,680
		152,136
Building Materials – 0.8%
PGT, Inc.*	7,400	74,888
Commercial Services – 2.9%
NQ Mobile, Inc. ADR*	18,800	276,360
Communications – 3.0%
Extreme Networks, Inc.*	16,500	115,170

See accompanying notes to the financial statements.

OBERWEIS SMALL-CAP OPPORTUNITIES FUND
Schedule of Investments (continued)
December 31, 2013

	Shares	Value
ShoreTel, Inc.*	17,500	$162,400
		277,570
Computer Services Software & Systems – 9.0%
CommVault Systems, Inc.*	1,500	112,293
CSG Systems International, Inc.	3,600	105,840
eGain Corp.*	5,800	59,392
Lionbridge Technologies, Inc.*	23,300	138,868
Responsys, Inc.*	3,867	105,994
SS&C Technologies Hldgs., Inc.*	2,900	128,354
Synchronoss Technologies, Inc.*	2,300	71,461
Web.com Group, Inc.*	3,800	120,802
		843,004
Computer Technology – 3.9%
21Vianet Group, Inc. ADR*	8,600	202,272
Immersion Corp.*	6,900	71,622
Synaptics, Inc.*	1,700	88,077
		361,971
Consumer Lending – 2.4%
Encore Capital Group, Inc.*	4,400	221,144
Consumer Services – Misc. – 1.5%
Stamps.com, Inc.*	3,316	139,604
Diversified Manufacturing Operations – 1.5%
ITT Corp.	3,300	143,286
Electronics Components – 6.4%
InvenSense, Inc.*	8,800	182,864
Methode Electronics, Inc.	12,100	413,699
		596,563
Engineering & Contracting Services – 1.3%
Furmanite Corp.*	11,100	117,882
Environmental Maintenance & Security Services – 0.7%
G&K Services, Inc.	1,100	68,453

See accompanying notes to the financial statements.

OBERWEIS SMALL-CAP OPPORTUNITIES FUND
Schedule of Investments (continued)
December 31, 2013

	Shares	Value
Financial Data & Systems – 3.9%
Advent Software, Inc.	4,800	$167,770
Cardtronics, Inc.*	4,500	195,525
		363,295
Foods – 1.5%
The Hain Celestial Group, Inc.*	1,600	145,248
Healthcare Facilities – 2.1%
AmSurg Corp.*	2,900	133,168
Universal Health Services, Inc.	800	65,008
		198,176
Healthcare Services – 4.9%
AMN Healthcare Services, Inc.*	9,600	141,120
BioTelemetry, Inc.*	9,300	73,842
Medidata Solutions, Inc.*	2,620	158,515
Omnicell, Inc.*	3,500	89,355
		462,832
Machinery Construction & Handling – 1.4%
Hyster-Yale Materials Handling, Inc.	1,400	130,424
Medical & Dental Instruments & Supplies – 6.7%
Alere, Inc.*	3,600	130,320
Align Technology, Inc.*	2,400	137,136
Cantel Medical Corp.	1,800	61,038
Merit Medical Systems, Inc.*	5,200	81,848
MGC Diagnostics Corp.*	6,900	87,354
NuVasive, Inc.*	4,100	132,553
		630,249
Medical Equipment – 3.3%
Cyberonics, Inc.*	3,000	196,266
DexCom, Inc.*	3,300	116,853
		313,119
Oil Crude Producer – 3.7%
Bonanza Creek Energy, Inc.*	2,000	86,940
Gulfport Energy Corp.*	1,500	94,695
Ring Energy, Inc.*	14,000	170,800
		352,435

See accompanying notes to the financial statements.

OBERWEIS SMALL-CAP OPPORTUNITIES FUND
Schedule of Investments (continued)
December 31, 2013

	Shares	Value
Paper – 1.5%
KapStone Paper and Packaging Corp.*	2,600	$145,236
Railroad Equipment – 2.9%
Trinity Industries, Inc.	3,000	163,560
Wabtec Corp.	1,500	111,405
		274,965
Recreational Vehicles & Boats – 1.4%
Brunswick Corp.	2,900	133,574
Restaurants – 1.1%
Dunkin' Brands Group, Inc.	2,100	101,220
Specialty Retail – 5.4%
Conns, Inc.*	1,800	141,642
Nu Skin Enterprises, Inc.	1,700	234,974
Penske Automotive Group, Inc.	2,700	127,332
		503,948
Telecommunications Equipment – 2.0%
Ubiquiti Networks, Inc.*	4,000	183,840
Textiles – Apparel & Shoes – 2.2%
G-III Apparel Group Ltd.*	1,400	103,538
Skechers USA, Inc.*	3,100	102,703
		206,241
Truckers – 2.0%
Arkansas Best Corp.*	2,600	87,568
Universal Truckload Services, Inc.	3,300	100,683
		188,251
Wholesale & International Trade – 1.6%
CaesarStone Sdot-Yam Ltd.	3,000	149,010
Total Equities
(Cost: $6,688,973)		$9,263,486
Real Estate Investment Trust – 1.1%
PennyMac Mortgage Investment Trust	4,600	105,616
Total Real Estate Investment Trust
(Cost: $99,670)		$105,616

See accompanying notes to the financial statements.

OBERWEIS SMALL-CAP OPPORTUNITIES FUND
Schedule of Investments (continued)
December 31, 2013

	Shares	Value
Total Investments – 99.8%
(Cost: $6,788,643)		$9,369,102
Other Assets Less Liabilities – 0.2%		22,692
Net Assets – 100%		$9,391,794

Cost of investments is $6,804,370 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$2,656,731
Gross unrealized depreciation	(91,999)
Net unrealized appreciation	$2,564,732
*	Non-income producing security during the year ended December 31, 2013

ADR — American depositary receipt

See accompanying notes to the financial statements.

OBERWEIS CHINA OPPORTUNITIES FUND
Schedule of Investments
December 31, 2013

	Shares	Value
Equities – 97.3%
Auto Components – 1.6%
Xinyi Glass Hldg. Co. Ltd.	3,500,000	$3,087,319
Automobiles – 2.6%
Great Wall Motor Co. Ltd.	950,000	5,243,542
Capital Markets – 3.2%
Haitong Securities Co. Ltd.*	1,200,000	2,089,164
Noah Hldgs. Ltd. ADR	238,400	4,291,200
		6,380,364
Chemicals – 2.0%
Bloomage Biotechnology Corp.	1,800,000	3,992,623
Commercial Service & Supply – 4.5%
China Everbright International Ltd.	6,650,000	8,901,771
Computers & Peripherals – 0.4%
Goldpac Group Ltd.*	900,000	870,485
Construction & Engineering – 7.2%
China Machinery Engineering Corp.	3,100,000	2,506,609
China Singyes Solar Technologies Hldgs. Ltd.	2,600,000	2,615,323
China State Construction International Hldgs. Ltd.	3,500,000	6,273,938
Sinopec Engineering Group Co. Ltd.*	2,000,000	2,991,888
		14,387,758
Construction Materials – 3.0%
Anhui Conch Cement Co. Ltd.*	1,000,000	3,707,620
China Resources Cement Hldgs. Ltd.*	3,300,000	2,217,222
		5,924,842
Electrical Equipment – 3.4%
Boer Power Hldgs. Ltd.	2,000,000	1,836,401
Trigiant Group Ltd.	9,000,000	3,052,500
Zhuzhou CSR Times Electric Co. Ltd.*	500,000	1,799,002
		6,687,903

See accompanying notes to the financial statements.

OBERWEIS CHINA OPPORTUNITIES FUND
Schedule of Investments (continued)
December 31, 2013

	Shares	Value
Electronic Equipment & Instruments – 1.8%
PAX Global Technology Ltd.*	6,500,000	$2,615,323
Sunny Optical Technology Group Co. Ltd.	880,000	855,680
		3,471,003
Energy Equipment & Services – 4.7%
China Oilfield Services Ltd.*	1,000,000	3,101,505
Hilong Hldg. Ltd.*	4,000,000	3,425,196
Jutal Offshore Oil Services Ltd.	6,000,000	1,160,646
SPT Energy Group, Inc.*	2,900,000	1,724,076
		9,411,423
Food Products – 6.7%
Biostime International Hldgs. Ltd.	400,000	3,567,054
China Huishan Dairy Hldgs. Co. Ltd.*	6,000,000	2,166,540
China Modern Dairy Hldgs. Ltd.*	9,500,000	5,145,532
Yashili International Hldgs. Ltd.	4,000,000	2,450,253
		13,329,379
Gas Utilities – 2.4%
China Gas Hldgs. Ltd.	3,200,000	4,704,487
Healthcare Equipment & Supplies – 0.9%
PW Medtech Group Ltd.*	4,000,000	1,831,242
Hotels Restaurants & Leisure – 7.8%
500.com Ltd. ADR*	126,000	4,456,620
China Lodging Group, Ltd. ADR*	100,000	3,046,000
Galaxy Entertainment Group Ltd.*	900,000	8,072,295
		15,574,915
Household Durables – 5.5%
Haier Electronics Group Co. Ltd.*	1,000,000	2,901,616
Hisense Kelon Electrical Hldgs. Co. Ltd.*	1,400,000	2,119,599
Louis XIII Hldgs. Ltd.*	400,000	402,873
Man Wah Hldgs. Ltd.	2,100,000	3,287,724
Merry Electronics Co. Ltd.*	380,000	2,218,531
		10,930,343

See accompanying notes to the financial statements.

OBERWEIS CHINA OPPORTUNITIES FUND
Schedule of Investments (continued)
December 31, 2013

	Shares	Value
Independent Power Producers & Energy Traders – 2.3%
Beijing Jingneng Clean Energy Co. Ltd.*	4,500,000	$2,361,915
China WindPower Group Ltd.*	10,000,000	799,556
Huaneng Renewables Corp. Ltd.	3,000,000	1,439,201
		4,600,672
Internet & Catalog Retail – 3.9%
E-Commerce China Dangdang, Inc. ADR*	100,000	955,000
Qunar Cayman Islands Ltd. ADR*	12,600	334,278
Vipshop Hldgs. Ltd. ADR*	77,400	6,476,832
		7,766,110
Internet Software & Services – 13.7%
21Vianet Group, Inc. ADR*	200,000	4,704,000
Autohome, Inc. ADR*	40,000	1,463,600
Bitauto Hldgs. Ltd. ADR*	100,000	3,196,000
NetEase.com, Inc. ADR	52,000	4,087,200
Qihoo 360 Technology Co. Ltd. ADR*	72,000	5,907,600
SINA Corp.*	38,000	3,201,500
Youku.com, Inc. ADR*	40,000	1,212,000
YY, Inc. ADR*	70,000	3,519,600
		27,291,500
Machinery – 0.6%
Ka Shui International Hldgs. Ltd.	4,000,000	1,238,023
Metals & Mining – 0.4%
Angang Steel Co. Ltd.*	1,200,000	891,377
Oil, Gas, & Consumable Fuels – 0.3%
Kunlun Energy Co. Ltd.*	250,000	440,401
Sinopec Kantons Hldgs. Ltd.	200,000	222,328
		662,729
Paper & Forest Products – 0.0%
China Forestry Hldgs. Ltd.(a)*	5,760,000	—
Personal Products – 0.1%
Magic Hldgs. International Ltd.	300,000	237,546

See accompanying notes to the financial statements.

OBERWEIS CHINA OPPORTUNITIES FUND
Schedule of Investments (continued)
December 31, 2013

	Shares	Value
Pharmaceuticals – 3.0%
Dawnrays Pharmaceutical Hldgs. Ltd.	6,000,000	$3,814,658
Lijun International Pharmaceutical Hldg. Co. Ltd.	4,200,000	1,148,266
Shandong Luoxin Pharmacy Stock Co. Ltd.	1,200,000	1,021,369
		5,984,293
Real Estate – 2.5%
SouFun Hldgs. Ltd. ADR*	60,000	4,944,600
Real Estate Management & Development – 1.9%
CIFI Hldgs. Group Co. Ltd.*	6,300,000	1,332,422
Country Garden Hldgs. Co. Ltd.*	1,500,000	905,304
Sunac China Hldgs. Ltd.*	2,650,000	1,589,118
		3,826,844
Semiconductor & Semiconductor Equipment – 2.3%
Canadian Solar, Inc.*	130,000	3,876,600
Xinyi Solar Hldgs. Ltd.*	3,000,000	619,011
		4,495,611
Software – 7.4%
China Mobile Games & Entertainment Group Ltd. ADR*	30,550	770,777
Kingsoft Corp. Ltd.	2,000,000	5,764,544
NQ Mobile, Inc. ADR*	555,000	8,158,500
		14,693,821
Specialty Retail – 1.2%
Bonjour Hldgs. Ltd.	4,800,000	1,046,129
Luk Fook Hldgs. (International) Ltd.	350,000	1,331,519
		2,377,648
Total Equities
(Cost: $135,752,046)		$193,740,173

See accompanying notes to the financial statements.

OBERWEIS CHINA OPPORTUNITIES FUND
Schedule of Investments (continued)
December 31, 2013

	Face Amount	Value
Commercial Paper – 3.6%
Prudential Financial 0.25% Due 1/03/2014	7,200,000	$7,200,000
Total Commercial Paper
(Cost: $7,200,000)		$7,200,000
Total Investments – 100.9%
(Cost: $142,952,046)		$200,940,173
Other Liabilities Less Assets – (0.9%)		(1,730,792)
Net Assets – 100%		$199,209,381

Cost of investments is $143,651,318 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$62,434,572
Gross unrealized depreciation	(5,145,717)
Net unrealized appreciation	$57,288,855
(a)	Certain securities were fair valued under the discretion of the Board of Trustees
*	Non-income producing security during the year ended December 31, 2013

ADR — American depositary receipt

COUNTRY ALLOCATION (As a Percentage of Net Assets)

China (Includes the People's Republic of China and Hong Kong)	96.2%
Taiwan	1.1%

See accompanying notes to the financial statements.

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND
Schedule of Investments
December 31, 2013

	Shares	Value
Equities – 92.6%
Canada – 18.1%
Air Canada*	430,100	$3,000,133
Avigilon Corp.*	82,000	2,373,623
Badger Daylighting Ltd.	43,900	3,522,993
Canadian Western Bank	60,300	2,194,482
Constellation Software, Inc.	13,800	2,922,773
DeeThree Exploration Ltd.*	218,600	1,969,314
Ithaca Energy, Inc.*	674,600	1,695,549
Linamar Corp.	105,600	4,392,793
Mullen Group Ltd.	91,800	2,453,358
Secure Energy Services, Inc.	148,100	2,463,454
Stantec, Inc.	49,600	3,075,079
		30,063,551
China – 9.8%
Biostime International Hldgs. Ltd.	222,700	1,985,957
Bloomage Biotechnology Corp.*	450,000	998,156
China Gas Hldgs. Ltd.	2,350,000	3,454,857
China Modern Dairy Hldgs. Ltd.*	4,086,000	2,213,120
HC International, Inc.*	746,000	988,984
Sihuan Pharmaceutical Hldgs. Group Ltd.	4,551,300	4,155,527
TCL Communication Technology Hldgs. Ltd.*	2,463,000	2,515,631
		16,312,232
Denmark – 4.2%
GN Store Nord A/S	79,400	1,951,313
Pandora A/S	73,000	3,968,012
SimCorp A/S	27,300	1,072,745
		6,992,070
Finland – 3.3%
Caverion Corp.*	170,400	2,086,339
Cramo OYJ*	69,200	1,464,500
Huhtamaki OYJ	77,700	1,998,618
		5,549,457

See accompanying notes to the financial statements.

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND
Schedule of Investments (continued)
December 31, 2013

	Shares	Value
France – 6.8%
Alcatel-Lucent*	1,136,100	$5,092,054
Imerys SA*	18,700	1,626,121
Plastic Omnium SA*	76,400	2,133,608
Thales SA	38,100	2,452,992
		11,304,775
Germany – 3.6%
Aurelius AG	40,448	1,643,489
Duerr AG	26,874	2,401,465
Freenet AG	64,500	1,937,973
		5,982,927
Hong Kong – 1.9%
Hilong Hldg. Ltd.*	1,689,000	1,446,289
Man Wah Hldgs. Ltd.	1,112,000	1,740,928
		3,187,217
Ireland – 2.2%
ICON PLC*	43,800	1,770,221
Smurfit Kappa Group PLC*	73,850	1,814,501
		3,584,722
Italy – 2.4%
ERG SpA	114,200	1,528,432
Yoox SpA*	55,600	2,492,936
		4,021,368
Japan – 20.0%
Alpine Electronics, Inc.*	159,300	2,232,361
CyberAgent, Inc.*	67,500	2,749,489
Doutor Nichires Hldgs. Co. Ltd.	70,100	1,169,492
Exedy Corp.*	56,000	1,640,476
F@N Communications, Inc.	82,400	2,451,774
GMO Payment Gateway, Inc.*	71,300	2,836,486
Hitachi Capital Corp.*	74,300	2,167,267
Kanamoto Co. Ltd.	35,800	911,363
Minebea Co. Ltd.*	461,000	3,377,470
Next Co. Ltd.	88,500	940,208

See accompanying notes to the financial statements.

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND
Schedule of Investments (continued)
December 31, 2013

	Shares	Value
Seiko Epson Corp.	194,300	$5,231,436
Showa Corp.	74,800	1,206,692
Takata Corp.	66,600	1,910,886
TOTO Ltd.*	196,000	3,108,782
ValueCommerce Co. Ltd.	107,200	1,319,122
		33,253,304
Netherlands – 1.3%
USG People NV*	160,100	2,133,786
Norway – 2.2%
DNO International ASA*	577,400	2,310,904
Hexagon Composites ASA*	265,200	1,415,805
		3,726,709
Spain – 1.7%
Gamesa Corp. Technologica SA*	268,600	2,800,919
Sweden – 2.6%
Axis Communications AB*	20,500	712,901
Hexpol AB	13,800	1,034,608
Intrum Justitia AB*	33,800	946,176
Unibet Group PLC*	32,900	1,588,248
		4,281,933
Switzerland – 2.5%
Basilea Pharmaceutica AG*	23,100	2,740,635
U-Blox AG*	13,700	1,477,214
		4,217,849
United Kingdom – 10.0%
ASOS PLC*	25,700	2,606,173
Babcock International Group PLC	107,100	2,403,055
Blinkx PLC*	1,060,700	3,605,045
Britvic PLC	261,100	2,994,068
Micro Focus International PLC	60,570	770,289
Monitise PLC*	2,942,000	3,264,017
Telecom Plus PLC	37,000	1,084,451
		16,727,098
Total Equities
(Cost: $133,373,205)		$154,139,917

See accompanying notes to the financial statements.

OBERWEIS INTERNATIONAL OPPORTUNITIES FUND
Schedule of Investments (continued)
December 31, 2013

	Face Amount	Value
Commercial Paper – 4.6%
Prudential Financial 0.25% Due 01/06/2014	7,700,000	$7,700,000
Total Commercial Paper
(Cost: $7,700,000)		$7,700,000
Total Investments – 97.2%
(Cost: $141,073,205)		$161,839,917
Other Assets Less Liabilities – 2.8%		4,646,870
Net Assets – 100%		$166,486,787

Cost of investments is $141,455,105 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$21,216,799
Gross unrealized depreciation	(831,987)
Net unrealized appreciation	$20,384,812
*	Non-income producing security during the year ended December 31, 2013

ADR — American depositary receipt

SECTOR ALLOCATIONS (As a percentage of Net Assets)

Consumer Discretionary	19.9%
Consumer Staples	4.3%
Energy	8.3%
Financials	3.6%
Health Care	6.4%

Industrials	21.1%
Information Technology	20.6%
Materials	4.5%
Telecommunications Service	1.2%
Utilities	2.7%

See accompanying notes to the financial statements.

OBERWEIS ASIA OPPORTUNITIES FUND
Schedule of Investments
December 31, 2013

	Shares	Value
Equities – 97.1%
Australia – 0.9%
Fortescue Metals Group Ltd.*	10,000	$51,964
China – 62.2%
21Vianet Group, Inc. ADR*	2,500	58,800
500.com Ltd. ADR*	2,000	70,740
Anhui Conch Cement Co. Ltd.*	36,000	133,474
Baidu.com, Inc. ADR*	300	53,364
Beijing Jingneng Clean Energy Co. Ltd.*	220,000	115,471
Biostime International Hldgs. Ltd.	6,000	53,506
Bitauto Hldgs. Ltd. ADR*	1,300	41,548
Bloomage Biotechnology Corp.	80,000	177,450
Canadian Solar, Inc.*	6,000	178,920
China Everbright International Ltd.*	50,000	66,931
China Gas Hldgs. Ltd.	80,000	117,612
China Huishan Dairy Hldgs. Co. Ltd.*	280,000	101,105
China Mobile Games & Entertainment Group Ltd. ADR*	1,300	32,799
China Modern Dairy Hldgs. Ltd.*	340,000	184,156
China Oilfield Services Ltd.*	51,000	158,177
China Resources Cement Hldgs. Ltd.*	100,000	67,188
China Singyes Solar Technologies Hldgs. Ltd.	130,000	130,766
China State Construction International Hldgs. Ltd.	100,000	179,255
CIFI Hldgs. Group Co. Ltd.*	200,000	42,299
Dawnrays Pharmaceutical Hldgs. Ltd.*	132,000	83,922
E-Commerce China Dangdang, Inc. ADR*	5,000	47,750
Great Wall Motor Co. Ltd.	25,000	137,988
Haier Electronics Group Co. Ltd.*	38,000	110,261
Haitong Securities Co. Ltd.*	40,000	69,639
Kingsoft Corp. Ltd.	73,000	210,406
Noah Hldgs. Ltd. ADR*	7,400	133,200
NQ Mobile, Inc. ADR*	19,000	279,300
PW Medtech Group Ltd.*	100,000	45,781
SINA Corp.*	1,700	143,225
SouFun Hldgs. Ltd. ADR*	1,650	135,976
Sunac China Hldgs. Ltd.*	100,000	59,967
Trigiant Group Ltd.	300,000	101,750

See accompanying notes to the financial statements.

OBERWEIS ASIA OPPORTUNITIES FUND
Schedule of Investments (continued)
December 31, 2013

	Shares	Value
Yashili International Hldgs. Ltd.*	160,000	$98,010
YY, Inc. ADR*	2,500	125,700
		3,746,436
Hong Kong – 15.4%
Galaxy Entertainment Group Ltd.*	25,000	224,230
Hilong Hldg. Ltd.*	200,000	171,260
Luk Fook Hldgs. (International) Ltd.	10,000	38,043
Man Wah Hldgs. Ltd.	100,000	156,558
PAX Global Technology Ltd.*	300,000	120,707
SPT Energy Group, Inc.*	150,000	89,176
Xinyi Glass Hldg. Co. Ltd.	120,000	105,851
Xinyi Solar Hldgs. Ltd.*	100,000	20,634
		926,459
India – 2.9%
Aurobindo Pharma Ltd.*	2,800	17,781
Glenmark Pharmaceuticals Ltd.*	4,500	38,838
Ipca Laboratories Ltd.	5,000	58,552
McLeod Russel (India) Ltd.	12,000	62,391
		177,562
Indonesia – 0.2%
PT Wijaya Karya Persero TBK	100,000	13,024
Japan – 6.9%
Alps Electric Co. Ltd.*	3,500	39,847
F@N Communications, Inc.	1,000	29,755
Fuji Heavy Industries Ltd.	3,500	100,586
GMO Payment Gateway, Inc.*	2,000	79,565
Minebea Co. Ltd.*	7,000	51,285
Ship Healthcare Hldgs., Inc.*	1,300	50,481
Taiheiyo Cement Corp.*	8,000	30,766
ZIGExN Co. Ltd.*	2,000	36,160
		418,445
Philippines – 0.4%
Puregold Price Club, Inc.	30,000	25,676

See accompanying notes to the financial statements.

OBERWEIS ASIA OPPORTUNITIES FUND
Schedule of Investments (continued)
December 31, 2013

	Shares	Value
Singapore – 4.7%
Ezion Hldgs. Ltd.	120,000	$211,094
Yoma Strategic Hldgs. Ltd.	120,000	71,315
		282,409
South Korea – 3.5%
Kolao Hldgs.*	2,438	62,610
Medy-Tox, Inc.	200	32,231
NCsoft Corp.*	150	35,395
Paradise Co. Ltd.*	1,800	45,152
Samchuly Bicycle Co. Ltd.*	1,800	33,084
		208,472
Total Equities
(Cost: $4,741,820)		$5,850,447
Total Investments – 97.1%
(Cost: $4,741,820)		$5,850,447
Other Assets Less Liabilities – 2.9%		176,092
Net Assets – 100%		$6,026,539

Cost of investments is $4,776,746 for federal income tax purposes and net unrealized appreciation consists of:

Gross unrealized appreciation	$1,172,843
Gross unrealized depreciation	(99,142)
Net unrealized appreciation	$1,073,701
*	Non-income producing security during the year ended December 31, 2013

ADR — American depositary receipt

SECTOR ALLOCATIONS (As a percentage of Net Assets)

Consumer Discretionary	19.4%
Consumer Staples	8.7%
Energy	10.4%
Financials	7.3%
Health Care	5.4%
Industrials	10.2%
Information Technology	24.1%
Materials	7.7%
Utilities	3.9%

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS
Statements of Assets and Liabilities
December 31, 2013

	Micro-Cap Fund	Emerging Growth Fund	Small-Cap Opportunities Fund
Assets:
Investment securities at value(a)	$35,135,360	$69,964,688	$9,369,102
Cash	1,038,083	—	31,988
Receivable from fund shares sold	309,376	66,327	—
Receivable from securities sold	—	627,491	—
Dividends and interest receivable	—	1,548	820
Prepaid expenses	14,632	13,480	8,257
Total Assets	36,497,451	70,673,534	9,410,167
Liabilities:
Payable to custodian bank	—	59,875	—
Payable for fund shares redeemed	3,477	10,170	3
Payable for securities purchased	508,229	—	—
Payable to advisor (see note 2)	31,896	47,616	5,220
Payable to distributor	6,953	14,216	1,942
Accrued expenses	21,894	49,012	11,208
Total Liabilities	572,449	180,889	18,373
Net Assets	$35,925,002	$70,492,645	$9,391,794
Shares Outstanding:
(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with no par value)	1,791,812	2,286,054	551,202
Net asset value, offering price and redemption price	$20.05	$30.84	$17.04
Analysis of net assets:
Capital	$25,203,352	$52,530,178	$6,253,254
Accumulated net investment loss	(311,650)	(844,266)	(94,308)
Accumulated net realized gains (losses) on investments	(1,498,589)	(4,873,756)	652,388
Net unrealized appreciation/depreciation of investments	12,531,889	23,680,489	2,580,460
Net Assets	$35,925,002	$70,492,645	$9,391,794
(a) Investment securities at cost	$22,603,471	$46,284,199	$6,788,643

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS
Statements of Assets and Liabilities (continued)
December 31, 2013

	China Opportunities Fund	International Opportunities Fund	Asia Opportunities Fund
Assets:
Investment securities at value(a)	$200,940,173	$161,839,917	$5,850,447
Cash	1,182,405	11,294,403	245,175
Cash denominated in foreign currency	799,139	339,073	—
Receivable from fund shares sold	541,804	4,408,972	20,000
Receivable from securities sold	564,287	243,535	49,107
Receivable-related party (see note 2)	—	—	9,950
Dividends and interest receivable	4,681	141,433	372
Prepaid expenses	33,987	25,671	6,880
Total Assets	204,066,476	178,293,004	6,181,931
Liabilities:
Payable for fund shares redeemed	169,008	153,983	31,160
Payable for securities purchased	4,309,043	11,475,830	104,934
Payable to advisor (see note 2)	202,450	77,022	—
Payable to distributor	40,490	29,598	1,255
Accrued expenses	136,104	69,784	18,043
Total Liabilities	4,857,095	11,806,217	155,392
Net Assets	$199,209,381	$166,486,787	$6,026,539
Shares Outstanding:
(shares of beneficial interest issued and outstanding, respectively, unlimited number of shares authorized with no par value)	11,838,885	8,558,617	607,010
Net asset value, offering price and redemption price	$16.83	$19.45	$9.93
Analysis of net assets:
Capital	$135,547,063	$146,338,857	$6,971,405
Accumulated net investment loss	(2,627,279)	(810,052)	(95,828)
Accumulated net realized gains (losses) on investments and foreign currency transactions	8,307,687	193,729	(1,957,630)
Net unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	57,981,910	20,764,253	1,108,592
Net Assets	$199,209,381	$166,486,787	$6,026,539
(a) Investment securities at cost	$142,952,046	$141,073,205	$4,741,820

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS
Statements of Operations
Year Ended December 31, 2013

	Micro-Cap Fund	Emerging Growth Fund	Small-Cap Opportunities Fund
Investment Income:
Interest	$46,438	$1,933	$—
Dividends(a)	97,107	108,219	65,971
Total Income	143,545	110,152	65,971
Expenses:
Investment advisory fees (see note 2)	146,493	275,071	32,056
Management fees (see note 2)	97,662	250,071	32,056
Distribution fees and shareholder services (see note 2)	61,039	156,294	20,035
Transfer agent fees and expenses	44,881	97,577	27,286
Custodian fees and expenses	51,714	63,684	48,643
Federal and state registration fees	19,566	21,031	19,256
Other	34,149	91,031	11,838
Total expenses before reimbursed expenses	455,504	954,759	191,170
Earnings credit (see note 5)	309	341	45
Expense reimbursement (see note 2)	—	—	30,846
Total Expenses	455,195	954,418	160,279
Net Investment Loss	(311,650)	(844,266)	(94,308)
Net Realized and Unrealized Gains (Losses) from Investments:
Net realized gains on investment transactions	4,441,107	14,591,033	1,535,369
Change in net unrealized appreciation/depreciation on investments	8,207,555	13,838,275	1,772,521
Net realized/unrealized gains on investments	12,648,662	28,429,308	3,307,890
Net increase in net assets resulting from operations	$12,337,012	$27,585,042	$3,213,582
(a)	Dividends are net of foreign withholding tax of $2,242, $1,116 and $261 for the Micro-Cap Fund, Emerging Growth Fund, and Small-Cap Opportunities Fund, respectively

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS
Statements of Operations (continued)
Year Ended December 31, 2013

	China Opportunities Fund	International Opportunities Fund	Asia Opportunities Fund
Investment Income:
Interest	$17,128	$6,111	$—
Dividends(a)	2,156,051	928,026	64,875
Total Income	2,173,179	934,137	64,875
Expenses:
Investment advisory fees (see note 2)	1,840,994	765,221	73,432
Distribution fees and shareholder services (see note 2)	368,199	153,044	14,686
Transfer agent fees and expenses	273,199	110,087	26,845
Custodian fees and expenses	339,854	227,951	169,555
Federal and state registration fees	23,341	20,183	20,400
Other	204,276	71,095	9,330
Total expenses before reimbursed expenses	3,049,863	1,347,581	314,248
Earnings credit (see note 5)	963	1,596	142
Expense reimbursement (see note 2)	—	366,503	167,830
Total Expenses	3,048,900	979,482	146,276
Net Investment Loss	(875,721)	(45,345)	(81,401)
Net Realized and Unrealized Gains (Losses) from Investments:
Net realized gains on investment transactions	33,619,555	8,187,681	860,332
Net realized losses on foreign currency transactions	(15,578)	(7,446)	(24,273)
Net realized gains on investments and foreign currency transactions	33,603,977	8,180,235	836,059
Change in net unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	36,110,854	18,085,438	(75,254)
Net realized/unrealized gains on investments and foreign currencies	69,714,831	26,265,673	760,805
Net increase in net assets resulting from operations	$68,839,110	$26,220,328	$679,404
(a)	Dividends are net of foreign withholding tax of $18,349, $88,305, and $3,757 for the China Opportunities Fund, International Opportunities Fund and Asia Opportunities Fund, respectively.

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets

	Micro-Cap Fund
	Year Ended December 31, 2013	Year Ended December 31, 2012
From Operations:
Net investment loss	$(311,650)	$(270,778)
Net realized gains on investment transactions	4,441,107	900,558
Change in net unrealized appreciation/depreciation on investments	8,207,555	1,085,955
Net increase in net assets resulting from operations	12,337,012	1,715,735
From Capital Share Transactions:
Proceeds from sale of shares	8,737,114	472,083
Redemption of shares	(4,702,952)	(3,783,040)
Redemption fees	8,411	216
Net increase (decrease) from capital share transactions	4,042,573	(3,310,741)
Total increase (decrease) in net assets	16,379,585	(1,595,006)
Net Assets:
Beginning of year	19,545,417	21,140,423
End of year	$35,925,002	$19,545,417
Accumulated Net Investment Loss	$(311,650)	$(270,772)
Transactions in Shares:
Shares sold	483,738	39,642
Less shares redeemed	(298,742)	(320,093)
Net increase (decrease) from capital share transactions	184,996	(280,451)

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets (continued)

	Emerging Growth Fund
	Year Ended December 31, 2013	Year Ended December 31, 2012
From Operations:
Net investment loss	$(844,266)	$(881,599)
Net realized gains on investment transactions	14,591,033	1,129,380
Change in net unrealized appreciation/depreciation on investments	13,838,275	4,600,034
Net increase in net assets resulting from operations	27,585,042	4,847,815
From Capital Share Transactions:
Proceeds from sale of shares	17,771,161	5,067,881
Redemption of shares	(33,321,660)	(11,612,566)
Redemption fees	13,986	192
Net decrease from capital share transactions	(15,536,513)	(6,544,493)
Total increase (decrease) in net assets	12,048,529	(1,696,678)
Net Assets:
Beginning of year	58,444,116	60,140,794
End of year	$70,492,645	$58,444,116
Accumulated Net Investment Loss	$(844,266)	$(881,582)
Transactions in Shares:
Shares sold	659,473	257,078
Less shares redeemed	(1,342,854)	(590,066)
Net decrease from capital share transactions	(683,381)	(332,988)

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets (continued)

	Small-Cap Opportunities Fund
	Year Ended December 31, 2013	Year Ended December 31, 2012
From Operations:
Net investment loss	$(94,308)	$(126,209)
Net realized gains on investment transactions	1,535,369	599,015
Change in net unrealized appreciation/depreciation on investments	1,772,521	151,099
Net increase in net assets resulting from operations	3,213,582	623,905
From Distributions:
Distributions from net realized gains on investments	(491,648)	—
Net decrease in net assets from distributions	(491,648)	—
From Capital Share Transactions:
Proceeds from sale of shares	414,027	309,070
Proceeds from reinvestment of distributions	409,574	—
Redemption of shares	(1,451,505)	(1,214,701)
Redemption fees	55	31
Net decrease from capital share transactions	(627,849)	(905,600)
Total increase (decrease) in net assets	2,094,085	(281,695)
Net Assets:
Beginning of year	7,297,709	7,579,404
End of year	$9,391,794	$7,297,709
Accumulated Net Investment Loss	$(94,308)	$(126,206)
Transactions in Shares:
Shares sold	27,214	25,517
Shares issued in reinvestment of distributions	24,322	—
Less shares redeemed	(104,591)	(100,251)
Net decrease from capital share transactions	(53,055)	(74,734)

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets (continued)

	China Opportunities Fund
	Year Ended December 31, 2013	Year Ended December 31, 2012
From Operations:
Net investment loss	$(875,721)	$(192,842)
Net realized gains (losses) on investments and foreign currency transactions	33,603,977	(11,791,400)
Change in net unrealized appreciation/depreciation on investments and foreign currencies	36,110,854	41,669,555
Net increase in net assets resulting from operations	68,839,110	29,685,313
From Dividends and Distributions:
Dividends from net investment income	(1,645,577)	—
Distributions from net realized gains on investments	(8,453,304)	—
Net decrease in net assets from distributions	(10,098,881)	—
From Capital Share Transactions:
Proceeds from sale of shares	57,089,901	9,263,157
Proceeds from reinvestment of dividends and distributions	9,186,273	—
Redemption of shares	(45,853,681)	(38,848,841)
Redemption fees	106,900	21,273
Net increase (decrease) from capital share transactions	20,529,393	(29,564,411)
Total increase in net assets	79,269,622	120,902
Net Assets:
Beginning of year	119,939,759	119,818,857
End of year	$199,209,381	$119,939,759
Accumulated Net Investment Loss	$(2,627,279)	$(779,570)
Transactions in Shares:
Shares sold	3,865,763	929,860
Shares issued in reinvestment of dividends and distributions	556,070	—
Less shares redeemed	(3,365,293)	(3,918,462)
Net increase (decrease) from capital share transactions	1,056,540	(2,988,602)

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets (continued)

	International Opportunities Fund
	Year Ended December 31, 2013	Year Ended December 31, 2012
From Operations:
Net investment income (loss)	$(45,345)	$150,479
Net realized gains on investments and foreign currency transactions	8,180,235	2,272,408
Change in net unrealized appreciation/depreciation on investments and foreign currencies	18,085,438	2,471,903
Net increase in net assets resulting from operations	26,220,328	4,894,790
From Dividends and Distributions:
Dividends from net investment income	(735,815)	(332,920)
Distributions from net realized gains on investments	(1,606,134)	—
Net decrease in net assets from dividends and distributions	(2,341,949)	(332,920)
From Capital Share Transactions:
Proceeds from sale of shares	131,881,051	3,606,079
Proceeds from reinvestment of dividends and distributions	2,093,584	283,465
Redemption of shares	(12,186,328)	(2,932,811)
Redemption fees	69,276	2,093
Net increase from capital share transactions	121,857,583	958,826
Total increase in net assets	145,735,962	5,520,696
Net Assets:
Beginning of year	20,750,825	15,230,129
End of year	$166,486,787	$20,750,825
Accumulated Net Investment Loss	$(810,052)	$(303,163)
Transactions in Shares:
Shares sold	7,551,420	301,060
Shares issued in reinvestment of dividends and distributions	108,645	22,533
Less shares redeemed	(729,896)	(258,614)
Net increase from capital share transactions	6,930,169	64,979

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS

Statements of Changes in Net Assets (continued)

	Asia Opportunities Fund
	Year Ended December 31, 2013	Year Ended December 31, 2012
From Operations:
Net investment loss	$(81,401)	$(43,037)
Net realized gains (losses) on investments and foreign currency transactions	836,059	(19,665)
Change in net unrealized appreciation/depreciation on investments and foreign currencies	(75,254)	1,020,593
Net increase in net assets resulting from operations	679,404	957,891
From Capital Share Transactions:
Proceeds from sale of shares	695,366	141,736
Redemption of shares	(1,405,100)	(1,472,901)
Redemption fees	191	351
Net decrease from capital share transactions	(709,543)	(1,330,814)
Total decrease in net assets	(30,139)	(372,923)
Net Assets:
Beginning of year	6,056,678	6,429,601
End of year	$6,026,539	$6,056,678
Accumulated Net Investment Loss	$(95,828)	$(64,339)
Transactions in Shares:
Shares sold	73,024	17,241
Less shares redeemed	(148,943)	(183,311)
Net decrease from capital share transactions	(75,919)	(166,070)

See accompanying notes to the financial statements.

THE OBERWEIS FUNDS
Notes to Financial Statements
December 31, 2013

1. Significant Accounting Policies

Description of business.  The Oberweis Funds (the “Trust”) is registered under the Investment Company Act of 1940 as a diversified open-end management investment company. The Trust is authorized to operate numerous Funds under various trading strategies. The Trust consists of six Funds: the Oberweis Micro-Cap Fund, the Oberweis Emerging Growth Fund, the Oberweis Small-Cap Opportunities Fund, the Oberweis China Opportunities Fund, the Oberweis International Opportunities Fund, and the Oberweis Asia Opportunities Fund (collectively, “the Funds”).

Investment valuation.  Investments in securities are stated at value as of the close of the regular trading session on the New York Stock Exchange (“NYSE”) (generally 3 p.m., Central Standard Time). Each listed and unlisted security for which last sale information is regularly reported is valued at the last reported sales price on that day. If there has been no sale on such day, then such security is valued at the current day’s bid price. Any unlisted security for which last sale information is not regularly reported and any listed debt security which has an inactive listed market for which over-the-counter market quotations are readily available is valued at the closing bid price determined on the basis of reasonable inquiry. Options are valued at the last reported bid price on the primary exchange as of the close of the regular trading session of the Chicago Board Options Exchange (“CBOE”). Restricted securities and any other securities or other assets for which market quotations are not readily available are valued by appraisal at their fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Board of Trustees. Short-term debt obligations, commercial paper and repurchase agreements are valued on the basis of quoted yields for securities of comparable maturity, quality and type or on the basis of amortized cost.

The Oberweis China Opportunities Fund, the Oberweis International Fund, and the Oberweis Asia Opportunities Fund hold foreign equity securities. Foreign securities are fair valued as described in the following circumstances. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the regular trading session of the NYSE. Due to the time differences between the closings of the relevant foreign securities exchanges and the close of the regular trading session of the NYSE for the Funds, the Funds will fair value their foreign investments when it is determined that the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When the fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Funds’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. In determining fair value prices, the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Fund uses fair value pricing, the values assigned to the Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

THE OBERWEIS FUNDS
Notes to Financial Statements (continued)
December 31, 2013

Fair Value Measurements.  In accordance with Financial Accounting Standards Board (“FASB”) guidance, the Funds utilize the “Fair Value Measurements and Disclosures” to define fair value, set out a framework for measuring fair value, and expand disclosures regarding fair value measurements. The Fair Value Measurement Standard applies to fair value measurements already required or permitted by existing standards.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities.
•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc).
•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ net assets as of December 31, 2013:

	Micro-Cap Fund	Emerging Growth Fund	Small-Cap Opportunities Fund
Level 1 – Equities	$34,745,040	$67,907,784	$9,263,486
REIT	390,320	456,904	105,616
Total Level 1	35,135,360	68,364,688	9,369,102
Level 2 – Equities	—	—	—
Commercial Paper	—	1,600,000	—
Total Level 2	—	1,600,000	—
Level 3	—	—	—
Total Investments	$35,135,360	$69,964,688	$9,369,102

	China Opportunities Fund	International Opportunities Fund	Asia Opportunities Fund
Level 1 – Equities
Total Asia	$193,740,173	$52,752,753	$5,798,483
Total Europe	—	71,323,613	—
Total Other Countries	—	30,063,551	51,964
Total Level 1	193,740,173	154,139,917	5,850,447
Level 2 – Equities
Total Commercial Paper	7,200,000	7,700,000	—
Total Level 2	7,200,000	7,700,000	—
Level 3 –	—	—	—
Total Investments	$200,940,173	$161,839,917	$5,850,447

THE OBERWEIS FUNDS
Notes to Financial Statements (continued)
December 31, 2013

The Funds’ assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The pricing service provides fair market valuation on days when the movement in relevant indices exceeds a predetermined threshold. When fair market valuations are employed these techniques may result in transfers between Level 1 and Level 2.

Significant Transfers between Levels 1 and 2 included securities valued at $96,971,873, $17,684,603, and $5,437,186 at December 31, 2013 respectively for the China Opportunities Fund, International Opportunities Fund, and the Asia Opportunities Fund. These changes were primarily the result of certain foreign securities using a systematic fair value model at December 31, 2012 but not at December 31, 2013.

Foreign Currency Transactions.  The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gains or losses from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies.  Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries.

Certain countries also may impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers of industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and a high price volatility with respect to securities of issuers from developing countries.

Fund share valuation.  Fund shares are sold and redeemed on a continuous basis at net asset value. On each day the NYSE is open for trading, the net asset value per share is determined as of the later of the close of the NYSE or the CBOE by dividing the total value of each Fund’s investments and other assets, less liabilities, by the number of each Fund’s shares outstanding.

Investment transactions and investment income.  Investment transactions are accounted for on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Fund, and interest income is recorded on the accrual basis and includes amortization of premium and discount. Realized gains and losses from investment transactions are reported on an identified cost basis. Gains and losses on premiums from expired options are recognized on the date of expiration.

THE OBERWEIS FUNDS
Notes to Financial Statements (continued)
December 31, 2013

Federal income taxes and dividends to shareholders.   It is the policy of the Funds to comply with all requirements of the Internal Revenue Code of 1986, as amended (“the Code”), applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds have met the requirements of the Code applicable to regulated investment companies for the year ended December 31, 2013. Therefore, no federal income tax provision is required. Income and capital gains of the Funds are determined in accordance with both tax regulations and accounting principles generally accepted in the U.S. (“GAAP”). Such treatment may result in temporary and permanent differences between tax basis earnings and earnings reported for financial statement purposes. These reclassifications, which have no impact on the net asset value of the Funds, are primarily attributable to certain differences in computation of distributable income and capital gains under federal tax rules versus GAAP, and the use of the tax accounting practice known as equalization.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was signed into law on December 22, 2010. The Act makes changes to a number of the federal income and excise tax provisions impacting regulated investment companies (“RICs”), including simplification provisions on asset diversification and qualifying income tests, provisions aimed at preserving the character of the distributions made by the RIC and coordination of the income and excise tax distribution requirements, and provisions for allowing unlimited years carryforward for capital losses. In general, the provisions of the Act were effective for taxable years beginning after December 22, 2010, the date of enactment.

For the year ended December 31, 2013, permanent book and tax differences resulting primarily from differing treatments for net operating losses, foreign currency transactions, wash sale adjustments and passive foreign investment company (“PFIC”) adjustments were identified and reclassified among the components of the Funds' net assets.

The tax character of distributions paid during the fiscal year ended December 31, 2013 was as follows:

	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Total Distributions Paid
Small-Cap Opportunities Fund	$—	$491,648	$491,648
China Opportunities Fund	$1,645,577	$8,453,304	$10,098,881
International Opportunities Fund	$861,175	$1,480,774	$2,341,949

No distributions were required for the Micro-Cap Fund, Emerging Growth Fund, or the Asia Opportunities Fund.

The tax character of distributions paid during the fiscal year ended December 31, 2012 was as follows:

	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Total Distributions Paid
International Opportunities Fund	$332,920	$—	$332,920

THE OBERWEIS FUNDS
Notes to Financial Statements (continued)
December 31, 2013

No distributions were required for the Micro-Cap Fund, Emerging Growth Fund, Small-Cap Opportunities Fund, China Opportunities Fund, or the Asia Opportunities Fund.

As of December 31, 2013, the following Funds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by treasury regulations:

	2016	2017	Not Subject to Expiration
Micro-Cap Fund	$—	$1,470,750	$—
Emerging Growth Fund	—	4,647,538	—
Small-Cap Opportunities Fund	—	—	—
China Opportunities Fund	—	—	—
International Opportunities Fund	—	—	—
Asia Opportunities Fund	225,896	1,710,212	—

The Micro-Cap Fund, Emerging Growth Fund, Small-Cap Opportunities Fund, China Opportunities Fund, International Opportunities Fund and Asia Opportunities Fund utilized $4,405,431, $14,378,480, $342,042, $16,049,598, $6,283,387 and $859,428, respectively, of its capital loss carryforwards during the year ended December 31, 2013.

Under the Regulated Investment Company Modernization Act of 2010 (the“Act”), the Funds will be permitted to carryforward capital losses incurred in taxable years beginning after December 22, 2010, the date of enactment of the Act, for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Post-October capital losses and Qualified late-year losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds' next taxable year. For the year ended December 31, 2013, the following Funds deferred to January 1, 2014 post-October capital losses and Qualified late-year losses:

	Post-October Capital Losses	Qualified late-year Losses
Micro-Cap Fund	$—	$—
Emerging Growth Fund	—	—
Small-Cap Opportunities Fund	—	—
China Opportunities Fund	—	2,329
International Opportunities Fund	24,304	162,732
Asia Opportunities Fund	—	368

THE OBERWEIS FUNDS
Notes to Financial Statements (continued)
December 31, 2013

As of December 31, 2013 the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed ordinary income (deficit)	Undistributed long-term capital gains	Accumulated capital and other losses	Unrealized Appreciation on investments and foreign currency translations
Micro-Cap Fund	—	—	(1,470,750)	12,515,998
Emerging Growth Fund	—	—	(4,647,538)	23,472,803
Small-Cap Opportunities Fund	—	669,012	—	2,564,732
China Opportunities Fund	1,095,629	5,286,379	(2,329)	57,282,639
International Opportunities Fund	—	—	(187,036)	20,382,353
Asia Opportunities Fund	—	—	(1,936,476)	1,073,666

Undistributed ordinary income (deficit) consists of timing differences related to Qualified late-year losses and PFICs. Accumulated capital and other losses consists of timing differences related to wash sales and post-October capital losses.

The Funds have reviewed all open tax years and major jurisdictions and concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for exam by taxing authorities and as of December 31, 2013, open federal tax years included the tax years ended 2010 though 2013. The Funds have no examinations in progress and is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Use of estimates.  The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

Indemnifications.  Under the Trusts’ organizational documents, its present and former Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trusts’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

2. Transactions with affiliates

The Funds have written agreements with Oberweis Asset Management, Inc. (“OAM”) as the Funds’ investment adviser and manager. Oberweis Securities, Inc. (“OSI”), the Funds’ principal distributor, is an affiliate of OAM.

THE OBERWEIS FUNDS
Notes to Financial Statements (continued)
December 31, 2013

Investment advisory agreement.  Under the Advisory Agreement, OAM provides investment advisory services to the Micro-Cap, Emerging Growth, and Small-Cap Opportunities Funds and pursuant to a separate Management Agreement, OAM provides non-investment advisory management services such as administrative, compliance and accounting services to these Funds. For investment advisory services, the Micro-Cap Fund paid monthly investment advisory fees at an annual rate equal to .60% of average daily net assets. The Emerging Growth Fund paid monthly investment advisory fees at an annual rate equal to .45% of the first $50 million of average daily net assets and .40% of average daily net assets in excess of $50 million. The Small-Cap Opportunities Fund paid monthly investment advisory fees at an annual rate equal to .40% of average daily net assets. For investment advisory and management services, the China Opportunities Fund, International Opportunities Fund, and Asia Opportunities Fund paid monthly investment advisory and management fees at an annual rate equal to 1.25% of average daily net assets. For the year ended December 31, 2013, the Micro-Cap Fund, Emerging Growth Fund, and Small-Cap Opportunities Fund, incurred investment advisory fees totaling $146,493, $275,071, and $32,056, respectively. For the year ended December 31, 2013, the China Opportunities Fund, International Opportunities Fund, and Asia Opportunities Fund incurred investment advisory and management fees totaling $1,840,994, $765,221 and $73,432, respectively.

Management agreement.  For management services and facilities furnished, the Micro- Cap Fund, Emerging Growth Fund, and Small-Cap Opportunities Fund each paid a monthly fee at an annual rate equal to .40% of average daily net assets. For the year ended December 31, 2013, the Micro-Cap Fund, Emerging Growth Fund, and Small-Cap Opportunities Fund incurred management fees totaling $97,662, $250,071, and $32,056, respectively.

Expense reimbursement.  OAM is contractually obligated to reduce its management fees or reimburse the Emerging Growth Fund, Micro-Cap Fund, and Small-Cap Opportunities Fund to the extent that total ordinary operating expenses, as defined, exceed in any one year the following amounts expressed as a percentage of each Fund’s average daily net assets: 2% of the first $25 million; plus 1.8% of the next $25 million; plus 1.6% of average daily net assets in excess of $50 million. OAM is also contractually obligated to reduce its investment and management fees or reimburse the China Opportunities Fund, and the Asia Opportunities Fund to the extent that total ordinary operating expenses, as defined, exceed in any one year 2.49% expressed as a percentage of the Funds’ average daily net assets. OAM is also contractually obligated to reduce its investment and management fees or reimburse the International Opportunities Fund to the extent that total ordinary operating expenses, as defined, exceed in any one year 1.60% expressed as a percentage of the Funds’ average daily net assets. For the year ended December 31, 2013 OAM reimbursed the Small-Cap Opportunities Fund, the International Opportunities Fund, and the Asia Opportunities Fund in the amount of $30,846, $366,503 and $167,830, respectively.

Officers and trustees.  Certain officers and trustees of the Trust are also officers and/or directors of OAM and OSI. During the year ended December 31, 2013, the Trust made no direct payments to its officers and paid $74,000 to its unaffiliated trustees.

Distribution and shareholder service agreement.  The Funds have a distribution and shareholder services agreement with OSI. For services under the distribution and shareholder

THE OBERWEIS FUNDS
Notes to Financial Statements (continued)
December 31, 2013

services agreement, the Funds pay OSI a fee at the annual rate of .25% of the average daily net assets as compensation for services. For the year ended December 31, 2013, the Micro-Cap Fund, Emerging Growth Fund, Small-Cap Opportunities Fund, China Opportunities Fund, International Opportunities Fund, and Asia Opportunities Fund incurred distribution fees totaling $61,039, $156,294, $20,035, $368,199, $153,044, and $14,686, respectively.

Affiliated Commissions.  For the year ended December 31, 2013, the Micro-Cap Fund, Emerging Growth Fund, Small-Cap Opportunities Fund, China Opportunities Fund, International Opportunities Fund, and Asia Opportunities Fund did not execute any security transactions through OSI and therefore did not pay commissions to OSI.

3. Investment transactions

The cost of securities purchased and proceeds from securities sold during the year ended December 31, 2013, other than options written and money market investments, aggregated $19,928,526 and $16,810,999, respectively, for the Micro-Cap Fund, $43,415,161 and $62,679,802, respectively, for the Emerging Growth Fund, $10,564,534 and $11,777,078, respectively, for the Small-Cap Opportunities Fund, $200,380,603 and $196,462,440, respectively, for the China Opportunities Fund, $210,070,595 and $102,476,774, respectively, for the International Opportunities Fund and $13,394,389 and $14,286,474, respectively, for the Asia Opportunities Fund. The Funds did not hold government securities during the year ended December 31, 2013.

The Funds may write covered call options. The premiums received provide a partial hedge (protection) against declining prices and enables each Fund to generate a higher return during periods when OAM does not expect the underlying security to make any major price moves in the near future but still deems the underlying security to be, over the long term, an attractive investment for each Fund. The Funds write covered call options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. Amounts recovered for securities litigation are included in the realized gains of the Fund and are recorded when received. The Funds did not write covered call options for the year ended December 31, 2013.

4. Redemption fee

The Oberweis Funds are designed for long-term investors. To discourage market timers redemptions of shares of the Micro-Cap Fund, the Emerging Growth Fund, and the Small-Cap Opportunities Fund within 90 days of purchase are subject to a 1% redemption fee of the total redemption amount and 2% for the China Opportunities Fund, the International Opportunities Fund, and the Asia Opportunities Fund. The redemption fee is deducted from the redemption proceeds and is retained by the Fund for the expense they incur in connection with shareholder redemptions.

THE OBERWEIS FUNDS
Notes to Financial Statements (continued)
December 31, 2013

5. Earnings credits and interest charges

The Trust, as part of the agreement with the Custodian, receives credits against its custodian fees on its uninvested cash balances and is allowed to borrow for temporary purposes. Borrowings are not to exceed 5% of the value of each Fund’s total assets at the time of any such borrowing. Interest on amounts borrowed is calculated at the prime rate and is payable monthly. During the year ended December 31, 2013, the Micro-Cap Fund, Emerging Growth Fund, Small-Cap Opportunities Fund, China Opportunities Fund, International Opportunities Fund, and Asia Opportunities Fund received credits of $309, $341, $45, $963, $1,596, and $142, respectively. During the year ended December 31, 2013, the Micro- Cap Fund, Emerging Growth Fund, Small-Cap Opportunities Fund, China Opportunities Fund, International Opportunities Fund, and Asia Opportunities Fund incurred interest charges of $305, $5,060, $256, $226, $61 and $18, respectively, which is included in custodian fees and expenses in the statement of operations.

6. Subsequent events

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure. In December 2013, The Oberweis Funds filed a registration statement for the registration of shares of the Oberweis International Opportunities Institutional Fund, which is anticipated to become effective on March 10, 2014.

THE OBERWEIS FUNDS

Financial Highlights

Per share income and capital for a share outstanding throughout each period is as follows:

	Micro-Cap Fund
	Years Ended December 31,
	2013	2012	2011	2010	2009
Net asset value at beginning of year	$12.16	$11.20	$12.18	$10.40	$6.95
Income (loss) from investment operations:
Net investment loss(a)	(.20)	(.16)	(.18)	(.17)	(.15)
Net realized and unrealized gains (losses) on investments	8.08	1.12	(.80)	1.95	3.60
Total from investment operations	7.88	.96	(.98)	1.78	3.45
Redemption Fees(a)	.01	—	—	—	—
Net asset value at end of year	$20.05	$12.16	$11.20	$12.18	$10.40
Total Return (%)	64.88	8.57	(8.05)	17.12	49.64
Ratio/Supplemental Data
Net Assets at end of year (in thousands)	$35,925	$19,545	$21,140	$26,619	$26,967
Ratio of gross expenses to average net assets (%)	1.87	2.00	1.91	1.89	1.99
Ratio of net expenses to average net assets (%)(b)	1.86	2.00	1.91	1.89	1.99
Ratio of net investment loss to average net assets (%)	(1.28)	(1.31)	(1.53)	(1.68)	(1.81)
Portfolio turnover rate (%)	71	48	62	85	92

Notes:

(a)	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
(b)	The ratios in this row reflect the impact, if any, of expense offset arrangements and expense reimbursement from the advisor.

THE OBERWEIS FUNDS
 Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

	Emerging Growth Fund
	Years Ended December 31,
	2013	2012	2011	2010	2009
Net asset value at beginning of year	$19.68	$18.21	$20.59	$16.24	$10.69
Income (loss) from investment operations:
Net investment loss(a)	(.33)	(.28)	(.29)	(.23)	(.18)
Net realized and unrealized gains (losses) on investments	11.48	1.75	(2.11)	4.58	5.73
Total from investment operations	11.15	1.47	(2.40)	4.35	5.55
Redemption Fees(a)	.01	—	.02	—	—
Net asset value at end of year	$30.84	$19.68	$18.21	$20.59	$16.24
Total Return (%)	56.71	8.07	(11.56)	26.79	51.92
Ratio/Supplemental Data
Net Assets at end of year (in thousands)	$70,493	$58,444	$60,141	$99,013	$117,388
Ratio of gross expenses to average net assets (%)	1.53	1.57	1.47	1.39	1.52
Ratio of net expenses to average net assets (%)(b)	1.53	1.57	1.47	1.39	1.52
Ratio of net investment loss to average net assets (%)	(1.35)	(1.43)	(1.39)	(1.30)	(1.43)
Portfolio turnover rate (%)	70	54	85	104	97

Notes:

(a)	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
(b)	The ratios in this row reflect the impact, if any, of expense offset arrangements.

THE OBERWEIS FUNDS
 Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

	Small-Cap Opportunities Fund
	Years Ended December 31,
	2013	2012	2011	2010	2009
Net asset value at beginning of year	$12.08	$11.16	$11.61	$9.09	$5.56
Income (loss) from investment operations:
Net investment loss(a)	(.17)	(.20)	(.22)	(.17)	(.14)
Net realized and unrealized gains (losses) on investments	6.06	1.12	(.23)	2.69	3.66
Total from investment operations	5.89	.92	(.45)	2.52	3.52
Redemption Fees(a)	—	—	—	—	.01
Less distributions:
Distribution from net realized gains on investments	(.93)	—	—	—	—
Net asset value at end of year	$17.04	$12.08	$11.16	$11.61	$9.09
Total Return (%)	48.87	8.24	(3.88)	27.72	63.49
Ratio/Supplemental Data
Net Assets at end of year (in thousands)	$9,392	$7,298	$7,579	$7,961	$6,575
Ratio of gross expenses to average net assets (%)	2.39	2.43	2.33	2.47	2.95
Ratio of net expenses to average net assets (%)(b)	2.00	2.00	2.00	2.00	2.00
Ratio of net investment loss to average net assets (%)	(1.18)	(1.61)	(1.87)	(1.80)	(1.92)
Portfolio turnover rate (%)	134	99	129	165	212

Notes:

(a)	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
(b)	The ratios in this row reflect the impact, if any, of expense offset arrangements and expense reimbursement from the advisor.

THE OBERWEIS FUNDS
 Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

	China Opportunities Fund
	Years Ended December 31,
	2013	2012	2011	2010	2009
Net asset value at beginning of year	$11.12	$8.70	$16.63	$17.27	$7.51
Income (loss) from investment operations:
Net investment loss(a)	(.08)	(.02)	(.11)	(.14)	(.11)
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currencies	6.68	2.44	(6.36)	3.06	9.96
Total from investment operations	6.60	2.42	(6.47)	2.92	9.85
Redemption Fees(a)	.01	—	.01	.02	.03
Less dividends and distributions:
Distribution from net realized gains on investments	(.75)	—	(1.47)	(3.47)	—
Dividends from net investment income	(.15)	—	—	(.11)	(.12)
Total dividends and distributions	(.90)	—	(1.47)	(3.58)	(.12)
Net asset value at end of year	$16.83	$11.12	$8.70	$16.63	$17.27
Total Return (%)	59.56	27.82	(38.72)	17.43	131.54
Ratio/Supplemental Data
Net Assets at end of year (in thousands)	$199,209	$119,940	$119,819	$292,934	$371,709
Ratio of gross expenses to average net assets (%)	2.07	2.15	2.08	1.97	2.07
Ratio of net expenses to average net assets (%)(b)	2.07	2.15	2.08	1.97	2.07
Ratio of net investment loss to average net assets (%)	(.59)	(.16)	(.76)	(.80)	(.89)
Portfolio turnover rate (%)	140	115	107	104	101

Notes:

(a)	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
(b)	The ratios in this row reflect the impact, if any, of expense offset arrangements.

THE OBERWEIS FUNDS
 Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

	International Opportunities Fund
	Years Ended December 31,
	2013	2012	2011	2010	2009
Net asset value at beginning of year	$12.74	$9.74	$11.61	$8.97	$5.57
Income (loss) from investment operations:
Net investment income (loss)(a)	(.01)	.10	.01	(.08)	(.07)
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currencies	6.99	3.11	(1.70)	2.80	3.47
Total from investment operations	6.98	3.21	(1.69)	2.72	3.40
Redemption Fees(a)	0.02	—	—	—	—
Less dividends and distributions:
Distribution from net realized gains on investments	(.20)	—	—	—	—
Dividends from net investment income	(.09)	(.21)	(.18)	(.08)	—
Total dividends and distributions	(.29)	(.21)	(.18)	(.08)	—
Net asset value at end of year	$19.45	$12.74	$9.74	$11.61	$8.97
Total Return (%)	55.01	32.96	(14.50)	30.37	61.04
Ratio/Supplemental Data
Net Assets at end of year (in thousands)	$166,487	$20,751	$15,230	$21,755	$18,311
Ratio of gross expenses to average net assets (%)	2.20	2.86	2.65	2.66	3.14
Ratio of net expenses to average net assets (%)(b)	1.60	1.60	1.89	2.49	2.49
Ratio of net investment income (loss) to average net assets (%)	(.07)	.86	.12	(.86)	(1.01)
Portfolio turnover rate (%)	176	280	257	160	280

Notes:

(a)	The net investment income (loss) per share data and the redemption fee data were determined using average shares outstanding during the period.
(b)	The ratios in this row reflect the impact, if any, of expense offset arrangements and expense reimbursement from the advisor.

THE OBERWEIS FUNDS
 Financial Highlights (continued)

Per share income and capital for a share outstanding throughout each period is as follows:

	Asia Opportunities Fund
	Year Ended December 31,
	2013	2012	2011	2010	2009
Net asset value at beginning of year	$8.87	$7.57	$9.05	$7.99	$4.30
Income (loss) from investment operations:
Net investment loss(a)	(.13)	(.06)	(.09)	(.10)	(.07)
Net realized and unrealized gains (losses) on investments and translation of assets and liabilities denominated in foreign currencies	1.19	1.36	(1.39)	1.16	3.75
Total from investment operations	1.06	1.30	(1.48)	1.06	3.68
Redemption Fees(a)	—	—	—	—	.01
Net asset value at end of year	$9.93	$8.87	$7.57	$9.05	$7.99
Total Return (%)	11.95	17.17	(16.35)	13.27	85.81
Ratio/Supplemental Data
Net Assets at end of year (in thousands)	$6,027	$6,057	$6,430	$9,088	$8,605
Ratio of gross expenses to average net assets (%)	5.35	4.64	4.17	3.42	4.31
Ratio of net expenses to average net assets (%)(b)	2.49	2.49	2.49	2.49	2.49
Ratio of net investment loss to average net assets (%)	(1.39)	(.71)	(1.03)	(1.28)	(1.15)
Portfolio turnover rate (%)	241	169	188	125	176

Notes:

(a)	The net investment loss per share data and the redemption fee data were determined using average shares outstanding during the period.
(b)	The ratios in this row reflect the impact, if any, of expense offset arrangements and expense reimbursement from the advisor.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of
  The Oberweis Funds

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Oberweis Emerging Growth Fund, Oberweis Micro-Cap Fund, Oberweis Small-Cap Opportunities Fund, Oberweis China Opportunities Fund, Oberweis International Opportunities Fund, and Oberweis Asia Opportunities Fund (six funds constituting The Oberweis Funds, hereafter referred to as the “Funds”) at December 31, 2013, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2013 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

February 21, 2014

Trustees and Officers of The Oberweis Funds

Name, Address and Age	Position Held with Fund	Term of Office and Length of Time Served
Noninterested Trustees
Katherine Smith Dedrick (56) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Trustee	Trustee since November, 2004(1)
Gary D. McDaniel (65) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Trustee	Trustee since April, 2004(1)
James G. Schmidt (66) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Trustee	Trustee since December, 2003(1)
Interested Trustees
James D. Oberweis (67) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Trustee(2)	Trustee and Officer since July, 1986(1)
James W. Oberweis (39) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	President	Officer since August, 1996(3)
Patrick B. Joyce (54) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Executive Vice President and Treasurer	Officer since October, 1994(3)
David I. Covas (38) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Vice President	Officer since August, 2004(3)
Kenneth S. Farsalas (43) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Vice President	Officer since August, 2009(3)
Eric V. Hannemann (40) 3333 Warrenville Road, Suite 500 Lisle, IL 60532	Secretary	Officer since August, 2005(3)
(1)	Unless otherwise noted, each trustee shall serve as a trustee of the Fund until the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such trustee or of a successor to such trustee, and until the election and qualification of his successor, if any, elected at such meeting, or until such trustee sooner dies, resigns, retires or is removed.
(2)	James D. Oberweis is an interested trustee of the Fund since he is a shareholder of Oberweis Asset Management, Inc., the Fund’s investment advisor. James D. Oberweis is the father of James W. Oberweis, President and Portfolio Manager of The Oberweis Funds and President of Oberweis Asset Management, Inc. and Oberweis Securities, Inc.
(3)	Elected annually by board of trustees.

The Statement of Additional Information includes additional information about Fund officers and trustees and is available upon request without charge, by calling the Fund at 1-800-323-6166.

Principal Occupation Last Five Years	Number of Portfolios Overseen by Trustee	Other Directorships

President – Aggressive Publishing, Inc., 2010 to present; Partner – Childress Duffy, Ltd., April 2007 to present; Member - Risk Worldwide, 2007 to present.	6	None
Chairman – Star Packaging Corp., 2012 to present; Senior Vice President/General Manager of Exopack Holding Corp. 2008 to 2010.	6	None
Senior Vice President and Chief Financial Officer – Federal Heath Sign Co., May 2003 to present.	6	None
Illinois State Senator, January 2013 to present; Chairman – Oberweis Dairy, Inc. December, 1986 to present. Chairman – Diamond Marketing Solutions November, 2009 to present.	6	None
President – Oberweis Asset Management, Inc., September, 2001 to present; Portfolio Manager from December, 1995 to present; President and Director – Oberweis Securities, Inc., September, 1996 to present.	Not Applicable	None
Executive Vice President, Secretary and Director –
Oberweis Asset Management, Inc., September, 1994 to
present; Executive Vice President and Director –
Oberweis Securities, Inc. September, 1996 to present.	Not Applicable	None
Vice President – Oberweis Asset Management, Inc., September, 2003 to present.	Not Applicable	None
Vice President – Oberweis Asset Management, Inc., November 2004 to present.	Not Applicable	None
Vice President of Accounting – Oberweis Asset Management, Inc. and Oberweis Securities, Inc., June, 2004 to present.	Not Applicable	None

THE OBERWEIS FUNDS

Supplemental Information (unaudited)

Qualified Dividend Income

For the year ended December 31, 2013, 44.89% and 94.45% of the dividends paid from net investment income for the China Opportunities and International Opportunities Funds, respectively, are designated as qualified dividend income. For the year ended December 31, 2012, 71% of the dividends paid from net investment income for the International Opportunities Fund is designated as qualified dividend income.

Long-term Capital Gain

The Small-Cap Opportunities Fund, China Opportunities Fund and International Opportunities Fund designates $491,648, $8,453,304 and $1,606,134, respectively, as a long-term capital gain distribution.

Proxy Voting:

The Oberweis Funds has delegated authority to vote proxies related to the Funds’ (Emerging Growth Fund, Micro-Cap Fund, Small-Cap Opportunities Fund, China Opportunities Fund, International Opportunities Fund and Asia Opportunities Fund) portfolio securities to the Funds’ investment adviser, Oberweis Asset Management, Inc. (“OAM”). A description of the policies and procedures that OAM uses in fulfilling this responsibility is available, without charge, upon request, by calling 1-800-323-6166. It also appears on www.oberweisfunds.com and in the Funds’ Statement of Additional Information, which can be found on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov. Information on how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-323-6166, and (2) on the SEC’s website at http://www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Funds file their complete schedule of portfolio investments with the SEC for the first and third quarter of each fiscal year (March 31 and September 30) on Form NQ. The Funds’ Forms NQ are available, without charge, on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Approval of Investment Advisory Contract:

The Investment Advisory Agreement between The Oberweis Funds (the “Trust”) and Oberweis Asset Management (“OAM”) with respect to the Micro-Cap, Emerging Growth and Small-Cap Opportunities Funds and the Investment Advisory and Management Agreements for each of the China Opportunities Fund, International Opportunities Fund and Asia Opportunities Fund were last approved by the Board of Trustees (the “Board”), including all of the trustees who are not parties to such agreements or interested persons of any such party (the “independent trustees”), on August 15, 2013. The Board of Trustees, including a majority of the independent trustees, determined that approval of the agreements was in the best interests of each Fund. The independent trustees were assisted by legal counsel in making their determination.

THE OBERWEIS FUNDS

Supplemental Information (unaudited) (continued)

The Board noted that OAM has a long association with each Fund since its inception. The Board recognized that a long-term relationship with a capable, conscientious investment adviser is in the best interests of shareholders and that shareholders have invested in the Funds knowing that OAM manages the Funds and knowing the investment advisory fee schedule.

Nature, Quality and Extent of Services.  With respect to the nature, quality and extent of the services provided by OAM pursuant to the Investment Advisory and Investment Advisory and Management Agreements, as applicable, the Board considered the functions performed by OAM and the personnel providing such services, information contained in OAM’s Form ADV, OAM’s financial condition and the culture of compliance created by OAM, including the competency of the chief compliance officer of the Trust and the fact that the Trust and OAM have not had any material compliance issues. The Board also considered the experience, academic background, tenure and structure of the portfolio management teams, as well as the honesty and integrity of OAM and the portfolio management teams. In addition, the Board noted that OAM personnel are always open and forthright with the Board. The Board also considered that OAM is a research-oriented firm that conducts extensive research. Based on the information provided, the Board concluded that the nature and extent of services provided to each Fund by OAM were appropriate and that the quality was good.

The Board also reviewed the reports prepared by OAM containing information on total returns and average annual total returns of the Funds over various periods of time as compared to relevant market indices and other mutual funds pursuing broadly similar strategies. The Board noted that the peer groups had been provided by OAM at a previous meeting and include funds currently in existence similar in investment objective to each of the respective Funds. The Board considered OAM’s focus on an aggressive growth strategy, as well as representations from OAM regarding how the Funds tend to perform during various market cycles. The Board noted that performance for the year-to-date and one-, three-, five-, and ten-year periods ended July 31, 2013 was mixed and that, although performance for the Micro-Cap, Emerging Growth and Small-Cap Opportunities Funds has been good, performance has still been hurt by past years’ performance. Based on the information provided, the Board concluded that (i) as to the Micro-Cap Fund, the Fund generally outperformed the other mutual funds included in the reports and outperformed the relevant market indices for the year-to-date period, the Fund generally performed in line with the other mutual funds for the one-, three- and five-year periods and the Fund generally outperformed or performed in line with the relevant market indices for those time periods, and the Fund underperformed the other mutual funds and relevant market indices in the reports for the ten-year period, (ii) as to the Emerging Growth Fund, the Fund generally outperformed the other mutual funds included in the reports and outperformed the relevant market indices for the year-to-date period, the Fund in some instances outperformed and in other instances underperformed the other mutual funds included in the report in varying degrees for the one-year period and outperformed relevant market indices for the one-year period and that the Fund generally underperformed the other mutual funds in the report and underperformed the relevant market indices for the three-, five- and ten-year periods, (iii) as to the Small-Cap Opportunities Fund, the Fund in some instances outperformed and in other instances underperformed in varying degrees the other mutual funds in the report and outperformed the relevant market indices for

THE OBERWEIS FUNDS

Supplemental Information (unaudited) (continued)

the year-to-date and one-year periods, the Fund in some instances outperformed the other mutual funds in the report in varying degrees and underperformed the relevant market indices for the three-year period and generally underperformed the other mutual funds in the report and underperformed the relevant market indices for the five- and ten-year periods, (iv) as to the China Opportunities Fund, the Fund outperformed the other mutual funds and outperformed or performed in line with the relevant market indices for the year-to-date, one-year, three-year, five-year and inception-to-date periods, (v) as to the International Opportunities Fund, the Fund outperformed the other mutual funds in the report and the relevant market index for the year-to-date, one-year, three-year and inception-to-date periods, the Fund in some instances underperformed and in other instances outperformed the other mutual funds in varying degrees for the five-year period and outperformed the relevant market index for the five-year period, and (vi) as to the Asia Opportunities Fund, the Fund outperformed in some instances and underperformed in other instances the other mutual funds in the report and outperformed or was generally in line with the relevant market index for the year-to-date, one-year and three-year periods, and the Fund generally underperformed the other mutual funds in the report and underperformed the relevant market index for the inception-to-date period.

Fees and Expenses.  For each Fund, the Board compared the amounts paid to OAM for advisory services (for advisory and management services for the China Opportunities, International Opportunities and Asia Opportunities Funds) and each Fund’s expense ratio with other mutual funds pursuing broadly similar strategies as included in the reports prepared by OAM.

This information showed that the advisory and management fees of the Micro-Cap Fund, the Emerging Growth Fund, the Small-Cap Opportunities Fund, the China Opportunities Fund and the International Opportunities Fund were either comparable or in a mid-range compared to the other mutual funds and that the advisory and management fees of the Asia Opportunities Fund were either comparable or high compared to the other mutual funds. The information also showed that the expense ratios of the Micro-Cap Fund, the Emerging Growth Fund and the International Opportunities Fund were comparable or in the mid-range compared to the other mutual funds, while the expense ratios for the Small-Cap Opportunities Fund, the China Opportunities Fund and the Asia Opportunities Fund were high compared to similar funds. In addition, the Board considered amounts paid to OAM by other clients. With respect to OAM’s other clients, the Board recognized that the mix of services provided and the level of responsibility required under the agreements with the Funds were greater than OAM’s obligations for similar client accounts and that the advisory fees of such accounts are less relevant to the Board’s consideration because they reflect different competitive forces than those in the mutual fund marketplace. Based on the information considered, the Board concluded that each Fund’s advisory and management fees were reasonable and/or appropriate in amount given the quality of services provided and taking into consideration relevant circumstances.

Profitability.  With respect to the costs of services provided and profits realized by OAM, the Board considered the advisory and management fees received by OAM from each of the Funds. The Board also considered representations from OAM that, although profits related to the Funds versus other advisory accounts could not be itemized, OAM believed that the

THE OBERWEIS FUNDS

Supplemental Information (unaudited) (continued)

overall profitability of OAM was within an acceptable range for investment advisory firms, that the advisory fees charged the Funds were consistent with other advisory clients, and OAM reimburses the Funds if expense ratios exceed certain limits. Based on this information, the Board concluded for each Fund that OAM’s profitability was not unreasonable.

Economies of Scale.  The Board also considered the extent to which economies of scale would be realized as each Fund grows and whether fee levels reflect economies of scale for the benefit of Fund shareholders. The Board noted that the advisory fee for the Emerging Growth Fund has a breakpoint designed to share economies of scale with shareholders. The Board also noted asset capacity constraints for the Funds which limit economies of scale. The Board concluded with respect to each Fund that each Fund’s advisory and management fees reflect an appropriate recognition of any economies of scale.

Other Benefits to OAM and Its Affiliates.  The Board considered the character and amount of other incidental benefits received by OAM and its affiliates from their relationship with the Funds, including fees received by an affiliate of OAM for distribution services and benefits to OAM related to soft dollars. The Board also noted that during the past year none of the Funds’ brokerage transactions had been placed through the affiliated broker-dealer of OAM.

After due consideration of all of the information and factors deemed relevant by the Board and the conclusions reached, the Board determined to approve the agreements. The Board of Trustees, including the independent trustees, did not identify any single factor or group of factors as all-important or controlling, and considered all factors together.

Expense Examples:

As a shareholder of The Oberweis Funds, you may incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees; distribution (and/or service) 12b-1 fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in The Oberweis Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 at the beginning of the period and held for the entire period.

Actual Expenses:

The first line for each Fund in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The second line for each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

THE OBERWEIS FUNDS

Supplemental Information (unaudited) (continued)

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/13	Ending Account Value 12/31/13	Expense Paid During Period* 7/1/13 – 12/31/13	Expense Ratio During Period 7/1/13 – 12/31/13
Micro-Cap Fund
Actual	$1,000.00	$1,349.30	$11.84	1.86%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.79	$10.16	1.86%
Emerging Growth Fund
Actual	$1,000.00	$1,302.90	$9.11	1.53%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.44	$7.98	1.53%
Small-Cap Opportunities Fund
Actual	$1,000.00	$1,300.40	$11.60	2.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.08	$10.16	2.00%
China Opportunities Fund
Actual	$1,000.00	$1,354.40	$12.76	2.07%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.73	$10.92	2.07%
International Opportunities Fund
Actual	$1,000.00	$1,282.40	$9.20	1.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.09	$8.13	1.60%
Asia Opportunities Fund
Actual	$1,000.00	$1,109.50	$13.24	2.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,012.62	$12.63	2.49%
*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

Trustees and Officers

James D. Oberweis
Trustee

Gary D. McDaniel
Trustee

James W. Oberweis
President

David I. Covas
Vice President

Kenneth S. Farsalas
Vice President

Katherine Smith Dedrick
Trustee

James G. Schmidt
Trustee

Patrick B. Joyce
Executive Vice President
Treasurer

Eric V. Hannemann
Secretary

Manager and Investment Advisor

Oberweis Asset Management, Inc.
3333 Warrenville Road, Suite 500, Lisle, IL 60532
1-800-323-6166
www.oberweisfunds.com

Distributor

Oberweis Securities, Inc.
3333 Warrenville Road, Suite 500, Lisle, IL 60532
1-630-577-2300
www.oberweisfunds.com

Custodian

UMB Bank, n.a.
928 Grand Blvd., Kansas City, MO 64106

Transfer Agent

UMB Fund Services, Inc.
P.O. Box 711 Milwaukee, WI 53201-0711
1-800-245-7311

Counsel

Vedder Price P.C.
222 North LaSalle Street, Chicago, IL 60601

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
One North Wacker Drive, Chicago, IL 60606

The Oberweis Funds
Micro-Cap Fund Emerging Growth Fund Small-Cap Opportunities Fund China Opportunities Fund International Opportunities Fund Asia Opportunities Fund

1-800-245-7311

www.oberweisfunds.com

ITEM 2.	CODE OF ETHICS.

(a)	As of December 31, 2013, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer, or persons performing similar functions.

(b)	A copy of the code of ethics may be obtained upon request, without charge, by contacting the registrant in writing at its principal executive office.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

(a)	The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(b)	The audit committee financial expert is James G. Schmidt. Mr. Schmidt is independent as defined in Form N-CSR Item 3 (a) (2).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)-(d)

	2012	2013
Audit fees	99,468	100,300
Audit-Related Fees	N/A	N/A
Tax Fees	36,080	37,440
All Other Fees	N/A	N/A

Audit Fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Tax Fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

(e)(1) The registrant’s audit committee pre-approves all audit services provided by the registrant’s principal accountant for the registrant and all non-audit services provided by the registrant’s principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser (“Adviser Affiliate”) that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant.

(e)(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment, and Adviser Affiliate that provides ongoing services to the registrant for 2013 and 2012 were $37,440, and $36,080, respectively.

(h) Non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliate that were not pre-approved pursuant to Paragraph (c) (7) (ii) of Rule 2-01 of Regulation S-X were considered by the registrant’s audit committee as to whether they were compatible with maintaining the principal account’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable to the registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

See Schedule I in Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable to the registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable to the registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable to the registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees since registrant last disclosed such procedures in its proxy statement dated April 16, 2004.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There has been no change to the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1)	Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406. Code of Ethics.

(a) (2)	Certifications pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17CFR 270.30a-2) in the exact form set forth below: EX-99.CERT attached hereto.

(a) (3)	Any written solicitation to purchase securities under Rule 23 c-1 under the Investment Company Act of 1940 (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable to the registrant.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S. C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Oberweis Funds

By (Signature and Title*)	/s/ James W. Oberweis
James W. Oberweis
President, The Oberweis Funds

Date 03/05/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title*)	/s/ James W. Oberweis
James W. Oberweis
President, The Oberweis Funds

Date 03/05/2014

By (Signature and Title*)	/s/ Patrick B. Joyce
Patrick B. Joyce
Executive Vice President and Treasurer,
The Oberweis Funds

Date 03/05/2014

/*/	Print the name and title of each signing officer under his or her signature.